UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

Fidelity®

Contrafund®

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	24	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	28	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Avon Products, Inc.	3.3	2.5
3M Co.	3.2	3.4
Berkshire Hathaway, Inc. Class A	2.9	3.0
EnCana Corp.	1.9	1.9
Yahoo!, Inc.	1.8	1.2
Genentech, Inc.	1.8	1.3
Colgate-Palmolive Co.	1.6	2.2
Samsung Electronics Co. Ltd.	1.3	1.1
Nextel Communications, Inc. Class A	1.3	1.3
Patterson Dental Co.	1.2	1.1
	20.3
Top Five Market Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	15.8	15.6
Information Technology	13.2	12.4
Consumer Discretionary	13.1	16.8
Financials	12.7	15.5
Industrials	10.9	13.3
Asset Allocation (% of fund's net assets)
As of June 30, 2004*		As of December 31, 2003**
	Stocks 89.5%		Stocks 96.7%
	Bonds 0.9%		Bonds 0.0%
	Convertible Securities 0.6%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets 9.0%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	21.8%	** Foreign investments	24.0%

Semiannual Report

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.2%
Gentex Corp.	2,041,000	$ 80,987
Automobiles - 0.5%
Harley-Davidson, Inc.	291,100	18,031
Toyota Motor Corp.	4,349,000	177,483
		195,514
Hotels, Restaurants & Leisure - 2.6%
Ameristar Casinos, Inc.	64,653	2,171
Boyd Gaming Corp.	922,300	24,506
Buffalo Wild Wings, Inc.	245,000	6,774
Four Seasons Hotels, Inc.	100	6
GTECH Holdings Corp.	700,200	32,426
Hilton Group PLC	5,306,102	26,645
International Game Technology	1,771,150	68,366
Kerzner International Ltd. (a)	451,900	21,492
Krispy Kreme Doughnuts, Inc. (a)(c)	3,500,900	66,832
Lakes Entertainment, Inc. (a)	728,060	8,438
Life Time Fitness, Inc.	384,100	8,066
McDonald's Corp.	687,000	17,862
Outback Steakhouse, Inc.	922,200	38,142
P.F. Chang's China Bistro, Inc. (a)	1,111,950	45,757
Panera Bread Co. Class A (a)(c)	2,841,200	101,942
Penn National Gaming, Inc. (a)	275,962	9,162
Pinnacle Entertainment, Inc. (a)	155,200	1,957
Rank Group PLC	1,396,060	7,620
Red Robin Gourmet Burgers, Inc. (a)	766,220	20,971
Shuffle Master, Inc. (a)	891,991	32,388
Stanley Leisure PLC	2,282,998	17,394
Starbucks Corp. (a)	4,325,100	188,055
Station Casinos, Inc.	2,188,300	105,914
The Cheesecake Factory, Inc. (a)	1,294,676	51,515
William Hill PLC	10,744,090	108,295
Wynn Resorts Ltd. (a)	266,496	10,295
		1,022,991
Household Durables - 1.3%
D.R. Horton, Inc.	4,544,390	129,061
Fortune Brands, Inc.	1,146,600	86,488
Harman International Industries, Inc.	2,290,800	208,463
Leggett & Platt, Inc.	309,900	8,277
LG Electronics, Inc.	398,890	18,934
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Homes, Inc.	657,100	$ 34,189
Sharp Corp.	1,094,000	17,732
		503,144
Internet & Catalog Retail - 1.7%
Blue Nile, Inc.	288,384	10,846
eBay, Inc. (a)	4,882,300	448,927
InterActiveCorp (a)	7,075,872	213,267
		673,040
Media - 1.9%
Citadel Broadcasting Corp.	349,500	5,092
E.W. Scripps Co. Class A	881,600	92,568
Fox Entertainment Group, Inc. Class A (a)	4,179,200	111,585
Getty Images, Inc. (a)	585,100	35,106
McGraw-Hill Companies, Inc.	244,600	18,729
Meredith Corp.	200,600	11,025
News Corp. Ltd. ADR	1,353,000	47,923
Pixar (a)	2,002,937	139,224
SBS Broadcasting SA (a)	773,290	23,748
Sogecable SA (a)	388,300	15,699
The DIRECTV Group, Inc. (a)	2,562,600	43,820
Univision Communications, Inc. Class A (a)	632,900	20,208
Viacom, Inc. Class B (non-vtg.)	851,067	30,400
Vivendi Universal SA sponsored ADR (a)	661,600	18,459
Washington Post Co. Class B	101,170	94,089
XM Satellite Radio Holdings, Inc. Class A (a)	1,411,533	38,521
		746,196
Multiline Retail - 0.4%
99 Cents Only Stores (a)(c)	4,993,133	76,145
JCPenney Co., Inc.	1,326,600	50,092
Neiman Marcus Group, Inc. Class A	419,100	23,323
		149,560
Specialty Retail - 3.5%
AC Moore Arts & Crafts, Inc. (a)	686,100	18,875
Advance Auto Parts, Inc. (a)	2,545,600	112,465
AnnTaylor Stores Corp. (a)(c)	5,052,300	146,416
Bed Bath & Beyond, Inc. (a)	4,675,500	179,773
Best Buy Co., Inc.	406,600	20,631
Cabela's, Inc. Class A	205,200	5,530
Chico's FAS, Inc. (a)	3,246,000	146,589
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Claire's Stores, Inc.	382,400	$ 8,298
Dick's Sporting Goods, Inc. (a)	687,900	22,941
Guitar Center, Inc. (a)	271,600	12,078
Halfords Group PLC	3,256,634	15,998
Hot Topic, Inc. (a)	393,050	8,054
Lowe's Companies, Inc.	796,900	41,877
Pacific Sunwear of California, Inc. (a)(c)	4,498,928	88,044
PETCO Animal Supplies, Inc. (a)	2,116,300	68,166
PETsMART, Inc.	3,186,800	103,412
Regis Corp.	371,500	16,565
Signet Group PLC	8,160,737	17,001
Staples, Inc.	2,059,100	60,352
The Pep Boys - Manny, Moe & Jack (c)	3,147,600	79,792
TJX Companies, Inc.	4,111,000	99,240
United Auto Group, Inc.	182,300	5,587
Urban Outfitters, Inc. (a)	1,057,100	64,388
		1,342,072
Textiles Apparel & Luxury Goods - 0.9%
Brown Shoe Co., Inc.	193,900	7,936
Burberry Ltd.	9,788,200	72,793
Carter's, Inc.	266,400	7,755
Coach, Inc. (a)	4,220,676	190,732
Fossil, Inc. (a)	769,800	20,977
NIKE, Inc. Class B	199,300	15,097
Puma AG	108,032	27,520
Quiksilver, Inc. (a)	313,800	7,472
		350,282
TOTAL CONSUMER DISCRETIONARY		5,063,786
CONSUMER STAPLES - 8.7%
Beverages - 0.5%
Anheuser-Busch Companies, Inc.	747,200	40,349
Coca-Cola Hellenic Bottling Co. SA (Bearer)	1,093,200	25,599
Cott Corp. (a)	1,539,100	49,961
Cott Corp. (a)(d)	779,500	25,256
PepsiCo, Inc.	718,790	38,728
The Coca-Cola Co.	300,700	15,179
		195,072
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.7%
Smart & Final, Inc. (a)	107,400	$ 1,291
Sysco Corp.	8,544,900	306,506
Tesco PLC	8,055,913	39,024
The Pantry, Inc. (a)	706,000	15,391
United Natural Foods, Inc. (a)	1,120,748	32,401
Wal-Mart Stores, Inc.	456,100	24,064
Walgreen Co.	233,000	8,437
Whole Foods Market, Inc.	1,440,375	137,484
William Morrison Supermarkets PLC	26,472,074	111,618
		676,216
Food Products - 0.7%
Dean Foods Co. (a)	753,600	28,117
Hershey Foods Corp.	1,455,800	67,360
Kellogg Co.	1,594,600	66,734
People's Food Holdings Ltd.	3,048,000	2,005
Saputo, Inc.	454,510	10,880
Smithfield Foods, Inc. (a)	870,300	25,587
SunOpta, Inc. (a)	2,484,900	21,311
Wm. Wrigley Jr. Co.	939,200	59,217
		281,211
Household Products - 1.6%
Colgate-Palmolive Co.	10,783,600	630,301
Personal Products - 4.2%
Avon Products, Inc. (c)	27,486,744	1,268,232
Gillette Co.	8,600,200	364,648
NBTY, Inc. (a)	71,800	2,110
		1,634,990
TOTAL CONSUMER STAPLES		3,417,790
ENERGY - 6.9%
Energy Equipment & Services - 0.7%
BJ Services Co. (a)	542,700	24,877
Carbo Ceramics, Inc.	55,100	3,761
Schlumberger Ltd. (NY Shares)	2,538,300	161,207
Smith International, Inc. (a)	1,692,590	94,379
		284,224
Oil & Gas - 6.2%
Apache Corp.	1,994,740	86,871
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Blackrock Ventures, Inc. (a)	3,006,000	$ 16,992
BP PLC sponsored ADR	3,057,466	163,788
Burlington Resources, Inc.	2,707,620	97,962
Cabot Oil & Gas Corp. Class A	325,600	13,773
Canadian Natural Resources Ltd.	156,600	4,702
Chesapeake Energy Corp.	1,725,800	25,404
China Petroleum & Chemical Corp. sponsored ADR	1,789,600	66,126
Comstock Resources, Inc. (a)	310,400	6,040
ConocoPhillips	155,100	11,833
Denbury Resources, Inc. (a)	465,600	9,754
Devon Energy Corp.	116,400	7,682
EnCana Corp.	17,306,824	747,597
Encore Acquisition Co. (a)	828,300	23,110
ENI Spa sponsored ADR	229,300	23,008
EOG Resources, Inc.	492,500	29,407
Evergreen Resources, Inc. (a)	454,100	18,346
Exxon Mobil Corp.	2,626,700	116,652
Houston Exploration Co. (a)	1,087,700	56,386
Magnum Hunter Resources, Inc. (a)	432,700	4,491
Murphy Oil Corp.	3,160,800	232,951
Newfield Exploration Co. (a)	415,100	23,138
Noble Energy, Inc.	305,400	15,575
Occidental Petroleum Corp.	604,400	29,259
Patina Oil & Gas Corp.	756,200	22,588
PetroChina Co. Ltd. sponsored ADR	438,200	20,289
PetroKazakhstan, Inc. Class A	477,800	12,978
Pioneer Natural Resources Co.	1,711,900	60,053
Pogo Producing Co.	45,500	2,248
Premcor, Inc. (a)(c)	5,015,900	188,096
Prima Energy Corp. (a)	110,200	4,361
Quicksilver Resources, Inc. (a)	640,400	42,952
Talisman Energy, Inc.	874,890	19,086
Total SA sponsored ADR	1,161,600	111,607
Tsakos Energy Navigation Ltd.	232,600	7,899
Valero Energy Corp.	225,400	16,626
Vintage Petroleum, Inc.	81,900	1,390
XTO Energy, Inc.	2,278,300	67,871
		2,408,891
TOTAL ENERGY		2,693,115
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 12.5%
Capital Markets - 0.3%
Goldman Sachs Group, Inc.	164,400	$ 15,480
Lehman Brothers Holdings, Inc.	668,400	50,297
Merrill Lynch & Co., Inc.	1,322,500	71,389
		137,166
Commercial Banks - 1.4%
Bank of Ireland	3,942,007	52,692
Bank One Corp.	1,530,400	78,050
Banknorth Group, Inc.	580,000	18,838
Commerce Bancorp, Inc., New Jersey	944,718	51,969
East West Bancorp, Inc.	243,600	7,479
Fifth Third Bancorp	446,436	24,009
M&T Bank Corp.	1,028,000	89,744
PrivateBancorp, Inc.	91,620	2,516
Royal Bank of Scotland Group PLC	2,410,026	69,631
SouthTrust Corp.	1,868,100	72,501
UCBH Holdings, Inc.	582,500	23,020
Wells Fargo & Co.	272,400	15,589
Westcorp	574,280	26,101
Wintrust Financial Corp.	189,000	9,546
		541,685
Consumer Finance - 1.0%
MBNA Corp.	2,414,900	62,280
SLM Corp.	7,928,100	320,692
		382,972
Diversified Financial Services - 0.6%
Brascan Corp. Class A (ltd. vtg.)	687,000	19,272
CapitalSource, Inc.	154,400	3,775
Citigroup, Inc.	796,800	37,051
Moody's Corp.	2,487,000	160,809
		220,907
Insurance - 7.7%
ACE Ltd.	1,420,000	60,038
AFLAC, Inc.	2,018,300	82,367
Allstate Corp.	1,876,500	87,351
AMBAC Financial Group, Inc.	97,400	7,153
American International Group, Inc.	6,506,126	463,757
Arch Capital Group Ltd. (a)	108,692	4,335
Assurant, Inc.	1,195,000	31,524
Axis Capital Holdings Ltd.	150,700	4,220
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class A (a)	12,839	$ 1,142,029
Brit Insurance Holdings PLC	13,779,500	20,808
Brown & Brown, Inc.	155,400	6,698
Cincinnati Financial Corp.	11,765	512
Endurance Specialty Holdings Ltd.	1,870,000	65,076
Everest Re Group Ltd. (c)	2,792,020	224,367
Great-West Lifeco, Inc.	233,000	8,419
HCC Insurance Holdings, Inc.	1,741,800	58,194
Infinity Property & Casualty Corp.	194,200	6,409
IPC Holdings Ltd.	563,800	20,821
Markel Corp. (a)	101,450	28,152
Mercury General Corp.	408,600	20,287
MetLife, Inc.	509,400	18,262
Montpelier Re Holdings Ltd. (c)	5,020,900	175,480
PartnerRe Ltd.	1,292,700	73,335
Penn-America Group, Inc.	92,200	1,291
Progressive Corp.	313,700	26,759
RenaissanceRe Holdings Ltd.	2,562,410	138,242
StanCorp Financial Group, Inc.	230,800	15,464
UICI (a)	194,900	4,641
USI Holdings Corp. (a)(c)	3,262,118	51,541
W.R. Berkley Corp.	1,043,500	44,818
White Mountains Insurance Group Ltd.	42,300	21,573
Willis Group Holdings Ltd.	2,671,100	100,033
		3,013,956
Real Estate - 0.1%
CBL & Associates Properties, Inc.	374,560	20,601
Simon Property Group, Inc.	139,000	7,147
The Rouse Co.	155,280	7,376
		35,124
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	724,415	50,890
Doral Financial Corp.	1,228,625	42,388
Golden West Financial Corp., Delaware	3,608,590	383,774
New York Community Bancorp, Inc.	3,171,210	62,251
W Holding Co., Inc.	543,811	9,337
		548,640
TOTAL FINANCIALS		4,880,450
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 15.8%
Biotechnology - 2.9%
Affymetrix, Inc. (a)	131,600	$ 4,307
Biogen Idec, Inc. (a)	1,632,500	103,256
Celgene Corp. (a)	17,670	1,012
ConjuChem, Inc. (a)	1,878,310	18,024
Dyax Corp. (a)	620,300	7,289
Gen-Probe, Inc. (a)	1,416,600	67,034
Genentech, Inc. (a)	12,545,300	705,046
Gilead Sciences, Inc. (a)	287,800	19,283
IDEXX Laboratories, Inc. (a)	952,880	59,974
Invitrogen Corp. (a)	82,300	5,925
Keryx Biopharmaceuticals, Inc. (a)	155,400	1,967
Ligand Pharmaceuticals, Inc. Class B (a)	430,600	7,484
Martek Biosciences (a)	766,900	43,077
Millennium Pharmaceuticals, Inc. (a)	2,396,900	33,077
ONYX Pharmaceuticals, Inc. (a)	251,800	10,666
Pharmion Corp.	581,100	28,427
Seattle Genetics, Inc. (a)(c)	2,477,300	17,415
		1,133,263
Health Care Equipment & Supplies - 6.3%
Advanced Medical Optics, Inc. (a)	644,900	27,453
Advanced Neuromodulation Systems, Inc. (a)(c)	1,324,152	43,432
Alcon, Inc.	3,893,000	306,184
American Medical Systems Holdings, Inc. (a)	585,000	19,715
Animas Corp.	10,500	196
Apogent Technologies, Inc. (a)	1,031,800	33,018
Becton, Dickinson & Co.	313,900	16,260
Bio-Rad Laboratories, Inc. Class A (a)	758,600	44,651
Biomet, Inc.	543,250	24,142
Boston Scientific Corp. (a)	2,991,000	128,015
C.R. Bard, Inc.	1,004,200	56,888
Cooper Companies, Inc.	509,937	32,213
Cytyc Corp. (a)	387,800	9,838
DENTSPLY International, Inc. (c)	5,674,237	295,628
Epix Medical, Inc. (a)	756,300	15,958
Fisher Scientific International, Inc. (a)	634,700	36,654
Given Imaging Ltd. (a)	456,400	16,161
INAMED Corp. (a)	64,000	4,022
Integra LifeSciences Holdings Corp. (a)	906,000	31,955
Kensey Nash Corp. (a)	232,700	8,028
Kinetic Concepts, Inc.	161,100	8,039
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Kyphon, Inc. (a)	241,600	$ 6,808
Medtronic, Inc.	885,600	43,146
Nobel Biocare Holding AG (Switzerland)	115,283	18,085
Phonak Holding AG	285,545	8,902
ResMed, Inc. (a)	311,400	15,869
Smith & Nephew PLC	37,045,485	409,501
St. Jude Medical, Inc. (a)	1,271,100	96,159
Stryker Corp.	3,241,200	178,266
Synthes, Inc.	555,456	63,464
Varian Medical Systems, Inc. (a)	12,500	992
Zimmer Holdings, Inc. (a)	5,244,829	462,594
		2,462,236
Health Care Providers & Services - 3.3%
Aetna, Inc.	2,883,330	245,083
Anthem, Inc. (a)	276,500	24,763
Caremark Rx, Inc. (a)	3,189,336	105,057
DaVita, Inc. (a)	173,700	5,355
eResearchTechnology, Inc. (a)	886,400	24,819
Health Management Associates, Inc. Class A	891,810	19,994
ICON PLC sponsored ADR (a)	70,000	3,079
Inveresk Research Group, Inc. (a)	1,181,868	36,449
Molina Healthcare, Inc.	38,300	1,462
Omnicare, Inc.	416,500	17,830
Patterson Dental Co. (a)(c)	6,096,298	466,306
Pediatrix Medical Group, Inc. (a)	213,500	14,913
ProxyMed, Inc. (a)	27,800	469
UnitedHealth Group, Inc.	4,819,890	300,038
VCA Antech, Inc. (a)	15,300	686
WebMD Corp. (a)	416,800	3,885
WellPoint Health Networks, Inc. (a)	281,700	31,553
		1,301,741
Pharmaceuticals - 3.3%
Altana AG	575,543	34,697
AstraZeneca PLC sponsored ADR	2,555,800	116,647
Atherogenics, Inc. (a)	1,080,700	20,566
Cypress Bioscience, Inc. (a)	1,056,400	14,504
Elan Corp. PLC sponsored ADR (a)	2,703,100	66,875
Endo Pharmaceuticals Holdings, Inc. (a)	18,900	443
Eon Labs, Inc. (a)	292,828	11,985
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
IVAX Corp. (a)	744,300	$ 17,856
Johnson & Johnson	2,130,850	118,688
Kos Pharmaceuticals, Inc. (a)	743,200	24,503
Merck & Co., Inc.	134,100	6,370
MGI Pharma, Inc. (a)	403,400	10,896
Nektar Therapeutics (a)	216,300	4,317
Novartis AG sponsored ADR	2,390,900	106,395
Novo Nordisk AS Series B	4,121,502	212,710
Pfizer, Inc.	1,565,435	53,663
Roche Holding AG (participation certificate)	2,082,062	206,640
Schering-Plough Corp.	3,662,400	67,681
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,556,800	172,047
		1,267,483
TOTAL HEALTH CARE		6,164,723
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.2%
Bombardier, Inc. Class B (sub. vtg.)	4,174,200	12,580
Lockheed Martin Corp.	7,808,095	406,646
Precision Castparts Corp.	652,614	35,691
		454,917
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	3,917,334	179,571
Dynamex, Inc. (a)	201,300	2,800
Expeditors International of Washington, Inc.	169,560	8,378
United Parcel Service, Inc. Class B	2,161,400	162,472
		353,221
Airlines - 1.1%
ExpressJet Holdings, Inc. Class A (a)	467,879	5,680
JetBlue Airways Corp. (a)	5,000,411	146,912
Jetsgo Corp.:
warrants (a)(e)	125,000	0
warrants (a)(e)	1	0
Class B (a)(e)	1,250,000	9,371
Ryanair Holdings PLC sponsored ADR (a)	7,227,700	236,924
Southwest Airlines Co.	1,396,100	23,413
		422,300
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - 0.1%
Lennox International, Inc.	736,800	$ 13,336
Masco Corp.	871,600	27,176
		40,512
Commercial Services & Supplies - 1.4%
Apollo Group, Inc. Class A (a)	2,037,228	179,867
Aramark Corp. Class B	3,675,000	105,693
Copart, Inc. (a)	387,900	10,357
Corporate Executive Board Co.	13,900	803
Education Management Corp. (a)	1,304,100	42,853
H&R Block, Inc.	652,600	31,116
R.R. Donnelley & Sons Co.	733,500	24,220
Resources Connection, Inc. (a)	434,900	17,009
Robert Half International, Inc.	793,900	23,634
Strayer Education, Inc. (c)	909,599	101,484
Universal Technical Institute, Inc.	272,900	10,908
		547,944
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	1,057,766	41,655
Perini Corp. (a)	1,060,000	11,310
		52,965
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	1,499,000	89,056
Roper Industries, Inc.	736,100	41,884
Ultralife Batteries, Inc. (a)(c)	959,800	18,582
		149,522
Industrial Conglomerates - 3.4%
3M Co.	13,864,480	1,247,942
Carlisle Companies, Inc.	78,100	4,862
Hutchison Whampoa Ltd.	3,514,000	23,990
Tyco International Ltd.	1,819,400	60,295
		1,337,089
Machinery - 2.0%
Briggs & Stratton Corp.	353,900	31,267
Danaher Corp.	8,677,340	449,920
Deere & Co.	319,900	22,438
IDEX Corp.	436,650	14,999
Illinois Tool Works, Inc.	215,700	20,683
Ingersoll-Rand Co. Ltd. Class A	271,600	18,553
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc.	1,271,200	$ 38,060
Oshkosh Truck Co.	272,000	15,588
PACCAR, Inc.	2,748,656	159,395
Volvo AB ADR	494,100	17,299
		788,202
Road & Rail - 0.2%
Dollar Thrifty Automotive Group, Inc. (a)	12,600	346
Heartland Express, Inc.	1,131,417	30,956
Knight Transportation, Inc. (a)	483,594	13,894
Landstar System, Inc. (a)	958,431	50,672
		95,868
Trading Companies & Distributors - 0.1%
Fastenal Co.	372,088	21,146
TOTAL INDUSTRIALS		4,263,686
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 2.5%
Comverse Technology, Inc. (a)	387,700	7,731
Ditech Communications Corp. (a)	551,660	12,876
Harris Corp.	1,598,900	81,144
Juniper Networks, Inc. (a)	2,247,114	55,212
Motorola, Inc.	6,646,700	121,302
Plantronics, Inc. (a)	232,700	9,797
QUALCOMM, Inc.	4,094,500	298,817
Research in Motion Ltd. (a)	2,429,900	166,226
Scientific-Atlanta, Inc.	1,837,100	63,380
Telefonaktiebolaget LM Ericsson ADR (a)	5,138,691	153,750
		970,235
Computers & Peripherals - 0.5%
Apple Computer, Inc. (a)	1,074,800	34,974
Dell, Inc. (a)	2,901,600	103,935
PalmOne, Inc. (a)	339,900	11,818
Seagate Technology	78,036	1,126
Synaptics, Inc. (a)	1,206,431	23,103
		174,956
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A (a)	1,232,830	41,078
AU Optronics Corp. sponsored ADR	84,690	1,384
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
FARO Technologies, Inc. (a)	226,868	$ 5,824
Flir Systems, Inc. (a)(c)	3,004,200	164,931
Mettler-Toledo International, Inc. (a)	52,600	2,585
Molex, Inc.	155,300	4,982
National Instruments Corp.	764,245	23,424
Symbol Technologies, Inc.	2,610,900	38,485
Thermo Electron Corp. (a)	491,600	15,112
Waters Corp. (a)	1,387,700	66,304
		364,109
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)	4,281,807	76,858
Blue Coat Systems, Inc. (a)	86,556	2,899
iVillage, Inc. (a)	382,600	2,430
Lastminute.com PLC (a)	2,971,801	9,759
Open Text Corp. (a)	756,300	24,210
Sina Corp. (a)	640,700	21,137
Websense, Inc. (a)	351,758	13,096
Yahoo!, Inc. (a)	19,602,224	712,149
		862,538
IT Services - 1.8%
Accenture Ltd. Class A (a)	232,700	6,395
Alliance Data Systems Corp. (a)	2,511,200	106,098
Anteon International Corp. (a)(c)	2,719,400	88,707
Cognizant Technology Solutions Corp. Class A (a)	5,457,586	138,677
CSG Systems International, Inc. (a)	296,200	6,131
First Data Corp.	2,343,700	104,342
Infosys Technologies Ltd. sponsored ADR	1,398,700	129,757
Iron Mountain, Inc. (a)	937,600	45,249
SRA International, Inc. Class A (a)(c)	1,359,100	57,517
The BISYS Group, Inc. (a)	2,166,100	30,455
		713,328
Office Electronics - 0.1%
Canon, Inc.	312,100	16,666
Zebra Technologies Corp. Class A (a)	337,100	29,328
		45,994
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	5,809,000	273,488
ATI Technologies, Inc. (a)	752,200	14,188
Cree, Inc. (a)	421,100	9,803
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	349,700	$ 9,652
International Rectifier Corp. (a)(c)	3,352,500	138,861
Linear Technology Corp.	873,500	34,477
Marvell Technology Group Ltd. (a)	11,917,000	318,184
Microchip Technology, Inc.	232,700	7,339
National Semiconductor Corp. (a)	1,338,400	29,431
Pixelworks, Inc. (a)	310,400	4,755
Samsung Electronics Co. Ltd.	1,215,130	502,050
Sigmatel, Inc.	603,612	17,541
Silicon Laboratories, Inc. (a)(c)	4,458,490	206,651
Tundra Semiconductor Corp. Ltd. (a)(d)	122,700	2,093
		1,568,513
Software - 1.2%
Adobe Systems, Inc.	1,569,311	72,973
Altiris, Inc. (a)(c)	2,623,874	72,445
Autodesk, Inc.	1,233,800	52,819
Electronic Arts, Inc. (a)	382,600	20,871
FileNET Corp. (a)	462,532	14,602
Kronos, Inc. (a)	815,425	33,596
Macrovision Corp. (a)	111,600	2,793
Magma Design Automation, Inc. (a)	427,789	8,226
Microsoft Corp.	640,400	18,290
Quality Systems, Inc. (a)	91,309	4,482
Red Hat, Inc. (a)	804,953	18,490
SAP AG sponsored ADR	193,900	8,107
Sonic Solutions, Inc. (a)(c)	1,945,111	41,334
Symantec Corp. (a)	2,213,697	96,916
Ultimate Software Group, Inc. (a)	11,379	115
		466,059
TOTAL INFORMATION TECHNOLOGY		5,165,732
MATERIALS - 4.7%
Chemicals - 0.8%
Ecolab, Inc.	5,786,600	183,435
Methanex Corp.	1,304,200	17,306
Potash Corp. of Saskatchewan	709,000	68,248
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	477,000	15,832
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
The Scotts Co. Class A (a)	324,900	$ 20,755
Valspar Corp.	201,700	10,164
		315,740
Construction Materials - 0.1%
Eagle Materials, Inc.	353,200	25,084
Containers & Packaging - 0.1%
Ball Corp.	292,426	21,069
Metals & Mining - 3.6%
Aber Diamond Corp. (a)	1,348,200	40,075
Anglo American PLC ADR	3,169,825	66,154
Apex Silver Mines Ltd. (a)	1,903,800	32,460
Companhia Vale do Rio Doce sponsored ADR	492,300	23,409
Compania de Minas Buenaventura SA sponsored ADR	4,816,100	106,436
First Quantum Minerals Ltd. (a)	976,500	10,359
Freeport-McMoRan Copper & Gold, Inc. Class B	5,535,908	183,515
Glamis Gold Ltd. (a)	5,630,900	98,991
Goldcorp, Inc. (c)	14,266,728	166,529
International Steel Group, Inc.	542,700	16,145
IPSCO, Inc.	778,800	17,562
Ivanhoe Mines Ltd. (a)	2,571,800	13,882
Ivanhoe Mines Ltd. warrants 12/19/05 (a)	699,550	524
Newcrest Mining Ltd.	2,700,200	26,007
Newmont Mining Corp.	9,419,849	365,113
Nucor Corp.	537,400	41,251
Peabody Energy Corp.	155,100	8,684
POSCO sponsored ADR	232,800	7,801
Rio Tinto PLC (Reg.)	7,950,238	194,880
SouthernEra Resources Ltd. (a)	2,047,600	5,603
		1,425,380
Paper & Forest Products - 0.1%
Sappi Ltd.	2,052,361	31,590
TOTAL MATERIALS		1,818,863
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.0%
PT Indosat Tbk	13,172,500	5,640
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
PT Indosat Tbk sponsored ADR	438,700	$ 9,300
PT Telkomunikasi Indonesia Tbk sponsored ADR	195,400	3,038
		17,978
Wireless Telecommunication Services - 3.7%
America Movil SA de CV sponsored ADR	5,612,600	204,130
KDDI Corp.	5,359	31,096
mmO2 PLC (a)	8,086,081	13,645
Mobile TeleSystems OJSC sponsored ADR	379,600	46,311
MTN Group Ltd. (a)	1,552,700	7,193
Nextel Communications, Inc. Class A (a)	18,582,700	495,415
Nextel Partners, Inc. Class A (a)	7,674,700	122,181
NII Holdings, Inc. (a)	3,101,747	104,498
Vimpel Communications sponsored ADR (a)(c)	1,981,000	191,067
Vodafone Group PLC sponsored ADR	8,795,300	194,376
Western Wireless Corp. Class A (a)	1,037,400	29,991
		1,439,903
TOTAL TELECOMMUNICATION SERVICES		1,457,881
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp.	155,200	8,693
Exelon Corp.	271,500	9,038
PG&E Corp. (a)	1,130,000	31,572
		49,303
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. (a)	775,200	7,698
TOTAL UTILITIES		57,001
TOTAL COMMON STOCKS (Cost $25,115,432)		34,983,027
Convertible Preferred Stocks - 0.3%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Xerox Capital Trust II 7.50% (d)	690,100	56,184
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 0.2%
Electric Utilities - 0.2%
TXU Corp. 8.75%	1,187,500	$ 56,258
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $86,893)		112,442
Convertible Bonds - 0.3%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 3.375% 10/15/33	$ 27,960	30,844
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	10,860	17,562
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Red Hat, Inc. 0.5% 1/15/24 (d)	10,094	11,394
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	34,600	33,562
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. 4.5% 8/15/05	7,900	7,827
TOTAL CONVERTIBLE BONDS (Cost $86,486)		101,189
U.S. Treasury Obligations - 0.9%

U.S. Treasury Notes:
4.25% 8/15/13	156,700	152,966
4.25% 11/15/13	155,400	151,254
4.75% 5/15/14	39,300	39,710
TOTAL U.S. TREASURY OBLIGATIONS (Cost $342,457)		343,930
Money Market Funds - 9.7%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.16% (b)	3,429,048,832	$ 3,429,049
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	367,530,700	367,531
TOTAL MONEY MARKET FUNDS (Cost $3,796,580)		3,796,580
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $29,427,848)		39,337,168
NET OTHER ASSETS - (0.7)%		(265,454)
NET ASSETS - 100%		$ 39,071,714
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $94,927,000 or 0.2% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,371,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Jetsgo Corp. warrants	3/1/04	$ 0
Jetsgo Corp. warrants	3/1/04	$ 0
Jetsgo Corp. Class B	3/1/04	$ 9,334
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.2%
United Kingdom	4.3%
Canada	3.8%
Bermuda	3.5%
Switzerland	1.7%
Korea (South)	1.4%
Others (individually less than 1%)	7.1%
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $11,285,106,000 and $12,973,608,000, respectively, of which long-term U.S. government and government agency obligations aggregated $342,386,000 and $0, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $634,000 for the period.

Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $3,025,127,000 of which $758,883,000 and $2,266,244,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $360,250) (cost $29,427,848) - See accompanying schedule		$ 39,337,168
Foreign currency held at value (cost $6,544)		6,520
Receivable for investments sold		377,952
Receivable for fund shares sold		40,695
Dividends receivable		22,677
Interest receivable		8,177
Prepaid expenses		77
Other affiliated receivables		114
Other receivables		2,149
Total assets		39,795,529

Liabilities
Payable to custodian bank	$ 20,187
Payable for investments purchased	257,127
Payable for fund shares redeemed	48,241
Accrued management fee	23,683
Other affiliated payables	6,726
Other payables and accrued expenses	320
Collateral on securities loaned, at value	367,531
Total liabilities		723,815

Net Assets		$ 39,071,714
Net Assets consist of:
Paid in capital		$ 31,552,996
Distributions in excess of net investment income		(8,975)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,381,785)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,909,478
Net Assets, for 745,619 shares outstanding		$ 39,071,714
Net Asset Value, offering price and redemption price per share ($39,071,714 ÷ 745,619 shares)		$ 52.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends (including $14,906 received from affiliated issuers)		$ 156,710
Interest		16,516
Security lending		2,580
Total income		175,806

Expenses
Management fee Basic fee	$ 107,446
Performance adjustment	31,623
Transfer agent fees	34,528
Accounting and security lending fees	1,092
Non-interested trustees' compensation	88
Appreciation in deferred trustee compensation account	95
Custodian fees and expenses	1,200
Registration fees	275
Audit	121
Legal	42
Miscellaneous	222
Total expenses before reductions	176,732
Expense reductions	(4,218)	172,514
Net investment income (loss)		3,292
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $4,433 on sales of investments in affiliated issuers)	750,190
Foreign currency transactions	189
Total net realized gain (loss)		750,379
Change in net unrealized appreciation (depreciation) on: Investment securities	1,500,332
Assets and liabilities in foreign currencies	(1,296)
Total change in net unrealized appreciation (depreciation)		1,499,036
Net gain (loss)		2,249,415
Net increase (decrease) in net assets resulting from operations		$ 2,252,707

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,292	$ 2,861
Net realized gain (loss)	750,379	1,911,505
Change in net unrealized appreciation (depreciation)	1,499,036	5,839,988
Net increase (decrease) in net assets resulting from operations	2,252,707	7,754,354
Distributions to shareholders from net investment income	(7,322)	(29,177)
Share transactions Net proceeds from sales of shares	3,486,813	4,634,446
Reinvestment of distributions	7,161	28,535
Cost of shares redeemed	(2,600,375)	(4,040,969)
Net increase (decrease) in net assets resulting from share transactions	893,599	622,012
Total increase (decrease) in net assets	3,138,984	8,347,189

Net Assets
Beginning of period	35,932,730	27,585,541
End of period (including distributions in excess of net investment income of $8,975 and distributions in excess of net investment income of $4,945, respectively)	$ 39,071,714	$ 35,932,730
Other Information Shares
Sold	68,822	109,244
Issued in reinvestment of distributions	142	587
Redeemed	(51,429)	(96,322)
Net increase (decrease)	17,535	13,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 49.35	$ 38.60	$ 42.77	$ 49.18	$ 60.02	$ 56.81
Income from Investment Operations
Net investment income (loss)E	-G	-G	.06	.21	.26	.29
Net realized and unrealized gain (loss)	3.06	10.79	(4.18)	(6.40)	(4.24)	13.42
Total from investment operations	3.06	10.79	(4.12)	(6.19)	(3.98)	13.71
Distributions from net investment income	(.01)	(.04)	(.05)	(.22)	(.24)	(.28)
Distributions from net realized gain	-	-	-	-	(5.59)	(10.22)
Distributions in excess of net realized gain	-	-	-	-	(1.03)	-
Total distributions	(.01)	(.04)	(.05)	(.22)	(6.86)	(10.50)
Net asset value, end of period	$ 52.40	$ 49.35	$ 38.60	$ 42.77	$ 49.18	$ 60.02
Total ReturnB,C,D	6.20%	27.95%	(9.63)%	(12.59)%	(6.80)%	25.03%
Ratios to Average Net AssetsF
Expenses before expense reductions	.95%A	1.00%	1.03%	.96%	.87%	.65%
Expenses net of voluntary waivers, if any	.95%A	1.00%	1.03%	.96%	.87%	.65%
Expenses net of all reductions	.92%A	.98%	.99%	.91%	.84%	.62%
Net investment income (loss)	.02%A	.01%	.14%	.49%	.45%	.48%
Supplemental Data
Net assets, end of period (in millions)	$ 39,072	$ 35,933	$ 27,586	$ 32,159	$ 40,220	$ 46,912
Portfolio turnover rate	64%A	67%	80%	141%	166%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Contrafund (the fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,246,563	|
Unrealized depreciation	(414,107)
Net unrealized appreciation (depreciation)	$ 9,832,456
Cost for federal income tax purposes	$ 29,504,712

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .74% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $12,816 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,001 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $108 and $109, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
99 Cents Only Stores	$ 187,327	$ 4,359	$ 52,429	$ -	$ 76,145
Advanced Neuromodulation Systems, Inc.	48,599	13,534	5,524	-	43,432
Altiris, Inc.	93,424	1,676	-	-	72,445
AnnTaylor Stores Corp.	91,252	41,986	-	-	146,416
Anteon International Corp.	98,034	-	-	-	88,707
Avon Products, Inc.	909,024	33,420	9,603	7,561	1,268,232
DENTSPLY International, Inc.	254,440	9,066	7,107	589	295,628
Everest Re Group Ltd.	236,205	-	-	559	224,367
Flir Systems, Inc.	109,106	671	-	-	164,931
Goldcorp, Inc.	231,200	-	4,364	2,331	166,529
International Rectifier Corp.	60,888	108,724	7,624	-	138,861
JetBlue Airways Corp.	157,107	186	22,254	-	-
K-Swiss, Inc, Class A	42,290	-	36,664	36	-
Krispy Kreme Doughnuts, Inc.	125,553	2,338	-	-	66,832
Montpelier Re Holdings Ltd.	174,898	9,592	-	3,414	175,480
P.F. Chang's China Bistro, Inc.	121,295	4,006	58,362	-	-
Pacific Sunwear of California, Inc.	110,226	11,631	26,799	-	88,044
Panera Bread Co. Class A	100,991	10,145	-	-	101,942
Patterson Dental Co.	381,579	15,708	6,240	-	466,306
The Pep Boys - Manny, Moe & Jack	32,336	42,735	-	318	79,792
Premcor, Inc.	76,211	70,484	-	-	188,096
SRA International, Inc. Class A	45,613	12,190	-	-	57,517
Seattle Genetics, Inc.	-	22,039	-	-	17,415
Silicon Laboratories, Inc.	120,796	90,609	-	-	206,651
Sonic Solutions, Inc.	23,202	11,318	3,086	-	41,334
Strayer Education, Inc.	64,155	33,759	-	98	101,484
USI Holdings Corp.	28,097	16,564	-	-	51,541
Ultralife Batteries, Inc.	-	17,089	-	-	18,582
Vimpel Communications sponsored ADR	126,560	36,861	14,819	-	191,067
TOTALS	$ 4,050,408	$ 620,690	$ 254,875	$ 14,906	$ 4,537,776

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CON-USAN-0804
1.787777.101

Fidelity® Advisor

New Insights

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	21	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	30	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Yahoo!, Inc.	3.2	3.5
Genentech, Inc.	2.5	4.1
eBay, Inc.	1.8	2.2
Marvell Technology Group Ltd.	1.7	1.3
Nextel Communications, Inc. Class A	1.7	3.2
America Movil SA de CV sponsored ADR	1.6	1.1
Avon Products, Inc.	1.5	0.4
Berkshire Hathaway, Inc. Class A	1.4	1.8
Danaher Corp.	1.4	0.3
QUALCOMM, Inc.	1.3	2.0
	18.1
Top Five Market Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.4	23.6
Health Care	15.7	15.4
Consumer Discretionary	13.4	20.4
Energy	9.3	3.5
Industrials	6.7	5.7
Asset Allocation (% of fund's net assets)
As of June 30, 2004*		As of December 31, 2003**
	Stocks 84.5%		Stocks 92.0%
	Bonds 0.9%		Bonds 0.0%
	Convertible Securities 0.3%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 14.3%		Short-Term Investments and Net Other Assets 8.0%
* Foreign investments	17.9%	** Foreign investments	18.2%

Semiannual Report

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.0%
LKQ Corp.	100	$ 1,853
Automobiles - 0.2%
Harley-Davidson, Inc.	5,300	328,282
Toyota Motor Corp.	10,600	432,586
		760,868
Hotels, Restaurants & Leisure - 3.6%
Ameristar Casinos, Inc.	500	16,790
Boyd Gaming Corp.	16,000	425,120
Buffalo Wild Wings, Inc.	1,700	47,005
GTECH Holdings Corp.	3,900	180,609
Hilton Group PLC	41,270	207,239
International Game Technology	14,900	575,140
Kerzner International Ltd. (a)	5,400	256,824
Krispy Kreme Doughnuts, Inc. (a)	28,200	538,338
Lakes Entertainment, Inc. (a)	87,300	1,011,807
Life Time Fitness, Inc.	4,300	90,300
Outback Steakhouse, Inc.	6,700	277,112
Panera Bread Co. Class A (a)	19,300	692,484
Penn National Gaming, Inc. (a)	6,500	215,800
Red Robin Gourmet Burgers, Inc. (a)	14,900	407,813
Shuffle Master, Inc. (a)	32,800	1,190,968
Stanley Leisure PLC	16,400	124,947
Starbucks Corp. (a)	129,700	5,639,356
Station Casinos, Inc.	72,300	3,499,320
The Cheesecake Factory, Inc. (a)	14,800	588,892
William Hill PLC	18,500	186,470
Wynn Resorts Ltd. (a)	1,200	46,356
		16,218,690
Household Durables - 0.8%
D.R. Horton, Inc.	44,600	1,266,640
Fortune Brands, Inc.	10,000	754,300
Harman International Industries, Inc.	8,100	737,100
LG Electronics, Inc.	4,970	235,908
Pulte Homes, Inc.	10,400	541,112
		3,535,060
Internet & Catalog Retail - 1.8%
Blue Nile, Inc.	100	3,761
eBay, Inc. (a)	85,400	7,852,530
		7,856,291
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
RC2 Corp. (a)	2,200	$ 78,100
Media - 1.6%
Citadel Broadcasting Corp.	500	7,285
Getty Images, Inc. (a)	5,000	300,000
News Corp. Ltd. ADR	29,300	1,037,806
Pixar (a)	22,394	1,556,607
SBS Broadcasting SA (a)	16,400	503,644
Sogecable SA (a)	11,000	444,727
Spanish Broadcasting System, Inc. Class A (a)	25,400	236,474
The DIRECTV Group, Inc. (a)	42,300	723,330
Univision Communications, Inc. Class A (a)	14,500	462,985
Vivendi Universal SA sponsored ADR (a)	6,400	178,560
Washington Post Co. Class B	700	651,007
XM Satellite Radio Holdings, Inc. Class A (a)	40,600	1,107,974
		7,210,399
Multiline Retail - 0.3%
99 Cents Only Stores (a)	1,800	27,450
JCPenney Co., Inc.	22,200	838,272
Neiman Marcus Group, Inc. Class A	12,100	673,365
		1,539,087
Specialty Retail - 4.0%
AC Moore Arts & Crafts, Inc. (a)	3,700	101,787
Advance Auto Parts, Inc. (a)	22,100	976,378
America's Car Mart, Inc. (a)	600	18,018
AnnTaylor Stores Corp. (a)	78,150	2,264,787
Bakers Footwear Group, Inc.	15,000	151,500
Bed Bath & Beyond, Inc. (a)	21,000	807,450
Best Buy Co., Inc.	4,900	248,626
Cabela's, Inc. Class A	10,700	288,365
Chico's FAS, Inc. (a)	94,700	4,276,652
Dick's Sporting Goods, Inc. (a)	28,900	963,815
Guitar Center, Inc. (a)	6,600	293,502
Pacific Sunwear of California, Inc. (a)	30,600	598,842
PETCO Animal Supplies, Inc. (a)	7,200	231,912
PETsMART, Inc.	45,300	1,469,985
Regis Corp.	21,300	949,767
Signet Group PLC	86,648	180,506
Staples, Inc.	19,400	568,614
The Pep Boys - Manny, Moe & Jack	28,400	719,940
TJX Companies, Inc.	20,200	487,628
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tweeter Home Entertainment Group, Inc. (a)	5,000	$ 27,000
United Auto Group, Inc.	1,600	49,040
Urban Outfitters, Inc. (a)	34,300	2,089,213
		17,763,327
Textiles Apparel & Luxury Goods - 1.0%
Carter's, Inc.	5,500	160,105
Coach, Inc. (a)	55,400	2,503,526
Fossil, Inc. (a)	7,700	209,825
Hartmarx Corp. (a)	220,000	1,386,000
		4,259,456
TOTAL CONSUMER DISCRETIONARY		59,223,131
CONSUMER STAPLES - 5.1%
Beverages - 0.5%
Coca-Cola Hellenic Bottling Co. SA (Bearer)	730	17,094
Corby Distilleries Ltd. Class A	20,000	989,430
Cott Corp. (a)	10,000	324,612
Cott Corp. (a)(c)	2,900	93,960
PepsiCo, Inc.	12,300	662,724
The Coca-Cola Co.	3,500	176,680
		2,264,500
Food & Staples Retailing - 1.6%
Smart & Final, Inc. (a)	1,100	13,222
Sysco Corp.	98,400	3,529,608
Tesco PLC	42,085	203,866
The Pantry, Inc. (a)	30,000	654,000
United Natural Foods, Inc. (a)	34,500	997,395
Wal-Mart Stores, Inc.	1,500	79,140
Walgreen Co.	3,800	137,598
Whole Foods Market, Inc.	9,985	953,068
William Morrison Supermarkets PLC	94,500	398,455
		6,966,352
Food Products - 0.7%
Hershey Foods Corp.	13,800	638,526
Kellogg Co.	30,600	1,280,610
Peet's Coffee & Tea, Inc. (a)	5,000	124,950
People's Food Holdings Ltd.	9,000	5,920
Smithfield Foods, Inc. (a)	15,800	464,520
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
SunOpta, Inc. (a)	33,300	$ 285,593
Wm. Wrigley Jr. Co.	7,800	491,790
		3,291,909
Household Products - 0.0%
Procter & Gamble Co.	2,800	152,432
Personal Products - 2.3%
Avon Products, Inc.	142,800	6,588,792
Gillette Co.	80,800	3,425,920
NBTY, Inc. (a)	800	23,512
		10,038,224
TOTAL CONSUMER STAPLES		22,713,417
ENERGY - 9.3%
Energy Equipment & Services - 1.4%
BJ Services Co. (a)	12,200	559,248
Carbo Ceramics, Inc.	20,700	1,412,775
Offshore Logistics, Inc. (a)	30,100	846,412
Schlumberger Ltd. (NY Shares)	53,000	3,366,030
Smith International, Inc. (a)	3,100	172,856
		6,357,321
Oil & Gas - 7.9%
Apache Corp.	21,200	923,260
Blackrock Ventures, Inc. (a)	164,600	930,418
BP PLC sponsored ADR	65,100	3,487,407
Burlington Resources, Inc.	43,300	1,566,594
Cabot Oil & Gas Corp. Class A	6,000	253,800
Chesapeake Energy Corp.	51,900	763,968
China Petroleum & Chemical Corp. sponsored ADR	6,800	251,260
Comstock Resources, Inc. (a)	8,000	155,680
ConocoPhillips	2,500	190,725
Denbury Resources, Inc. (a)	8,900	186,455
Devon Energy Corp.	1,100	72,600
EnCana Corp.	62,600	2,704,110
Encore Acquisition Co. (a)	9,900	276,210
ENI Spa sponsored ADR	4,500	451,530
EOG Resources, Inc.	7,100	423,941
Evergreen Resources, Inc. (a)	4,200	169,680
Exxon Mobil Corp.	73,800	3,277,458
Houston Exploration Co. (a)	12,000	622,080
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Magnum Hunter Resources, Inc. (a)	4,500	$ 46,710
Murphy Oil Corp.	63,600	4,687,320
Newfield Exploration Co. (a)	8,500	473,790
Occidental Petroleum Corp.	14,400	697,104
Patina Oil & Gas Corp.	11,700	349,479
PetroKazakhstan, Inc. Class A	13,800	374,821
Pioneer Natural Resources Co.	16,000	561,280
Premcor, Inc. (a)	72,600	2,722,500
Prima Energy Corp. (a)	1,300	51,441
Quicksilver Resources, Inc. (a)	18,700	1,254,209
Talisman Energy, Inc.	17,400	379,594
Total SA sponsored ADR	22,000	2,113,760
Tsakos Energy Navigation Ltd.	5,500	186,780
Valero Energy Corp.	4,600	339,296
Vintage Petroleum, Inc.	900	15,273
XTO Energy, Inc.	132,100	3,935,259
		34,895,792
TOTAL ENERGY		41,253,113
FINANCIALS - 6.3%
Capital Markets - 0.3%
Goldman Sachs Group, Inc.	600	56,496
Lehman Brothers Holdings, Inc.	11,700	880,425
UBS AG (NY Shares)	3,600	255,816
		1,192,737
Commercial Banks - 0.9%
Bank One Corp.	18,700	953,700
Banknorth Group, Inc.	25,500	828,240
East West Bancorp, Inc.	10,600	325,420
HSBC Holdings PLC sponsored ADR	1,300	97,383
PrivateBancorp, Inc.	1,000	27,460
Texas Regional Bancshares, Inc. Class A	1,500	68,865
UCBH Holdings, Inc.	10,600	418,912
Wells Fargo & Co.	3,000	171,690
Westcorp	19,200	872,640
Wintrust Financial Corp.	3,200	161,632
		3,925,942
Consumer Finance - 0.1%
MBNA Corp.	14,000	361,060
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - 0.1%
Brascan Corp. Class A (ltd. vtg.)	17,250	$ 483,916
Insurance - 4.3%
ACE Ltd.	7,400	312,872
AFLAC, Inc.	24,300	991,683
Allstate Corp.	4,700	218,785
American International Group, Inc.	51,500	3,670,920
Assurant, Inc.	64,700	1,706,786
Axis Capital Holdings Ltd.	1,700	47,600
Berkshire Hathaway, Inc. Class A (a)	69	6,137,550
Brown & Brown, Inc.	3,300	142,230
Endurance Specialty Holdings Ltd.	16,700	581,160
Everest Re Group Ltd.	10,900	875,924
Great-West Lifeco, Inc.	3,300	119,244
HCC Insurance Holdings, Inc.	40,100	1,339,741
Infinity Property & Casualty Corp.	4,800	158,400
Mercury General Corp.	4,900	243,285
MetLife, Inc.	5,600	200,760
Montpelier Re Holdings Ltd.	9,700	339,015
Penn-America Group, Inc.	200	2,800
ProAssurance Corp. (a)	5,000	170,550
UICI (a)	1,900	45,239
USI Holdings Corp. (a)	60,500	955,900
W.R. Berkley Corp.	15,100	648,545
White Mountains Insurance Group Ltd.	400	204,000
Willis Group Holdings Ltd.	6,900	258,405
		19,371,394
Real Estate - 0.1%
CBL & Associates Properties, Inc.	6,000	330,000
The Rouse Co.	2,800	133,000
		463,000
Thrifts & Mortgage Finance - 0.5%
Countrywide Financial Corp.	5,350	375,838
Golden West Financial Corp., Delaware	18,800	1,999,380
New York Community Bancorp, Inc.	6,733	132,169
W Holding Co., Inc.	800	13,736
		2,521,123
TOTAL FINANCIALS		28,319,172
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 15.7%
Biotechnology - 4.4%
Affymetrix, Inc. (a)	10,300	$ 337,119
Biogen Idec, Inc. (a)	35,200	2,226,400
Connetics Corp. (a)	10,900	220,180
Dyax Corp. (a)	2,100	24,675
Gen-Probe, Inc. (a)	24,700	1,168,804
Genentech, Inc. (a)	195,900	11,009,580
Gilead Sciences, Inc. (a)	19,200	1,286,400
IDEXX Laboratories, Inc. (a)	15,100	950,394
Keryx Biopharmaceuticals, Inc. (a)	10,700	135,462
Ligand Pharmaceuticals, Inc. Class B (a)	13,500	234,630
Martek Biosciences (a)	6,900	387,573
ONYX Pharmaceuticals, Inc. (a)	2,200	93,192
Pharmion Corp.	22,300	1,090,916
Seattle Genetics, Inc. (a)	25,800	181,374
Serologicals Corp. (a)	1,000	19,990
		19,366,689
Health Care Equipment & Supplies - 5.4%
Advanced Medical Optics, Inc. (a)	15,600	664,092
Advanced Neuromodulation Systems, Inc. (a)	14,100	462,480
Alcon, Inc.	44,500	3,499,925
American Medical Systems Holdings, Inc. (a)	1,000	33,700
Animas Corp.	100	1,865
Apogent Technologies, Inc. (a)	23,400	748,800
Bio-Rad Laboratories, Inc. Class A (a)	800	47,088
Boston Scientific Corp. (a)	45,000	1,926,000
C.R. Bard, Inc.	18,400	1,042,360
Cooper Companies, Inc.	7,300	461,141
Cyberonics, Inc. (a)	2,200	73,392
Dade Behring Holdings, Inc. (a)	200	9,504
DENTSPLY International, Inc.	36,600	1,906,860
Epix Medical, Inc. (a)	10,100	213,110
Fisher Scientific International, Inc. (a)	13,500	779,625
Given Imaging Ltd. (a)	2,000	70,820
Immucor, Inc. (a)	40,000	1,302,000
Integra LifeSciences Holdings Corp. (a)	7,400	260,998
IRIS International, Inc. (a)	400,000	3,020,000
Kensey Nash Corp. (a)	5,300	182,850
Kinetic Concepts, Inc.	3,600	179,640
Kyphon, Inc. (a)	4,600	129,628
Medtronic, Inc.	3,500	170,520
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Nobel Biocare Holding AG (Switzerland)	1,037	$ 162,680
Phonak Holding AG	2,576	80,307
Smith & Nephew PLC	317,847	3,513,481
St. Jude Medical, Inc. (a)	10,600	801,890
Stryker Corp.	34,200	1,881,000
Synthes, Inc.	4,360	498,151
		24,123,907
Health Care Providers & Services - 3.7%
Aetna, Inc.	55,200	4,692,000
Anthem, Inc. (a)	1,900	170,164
Caremark Rx, Inc. (a)	74,300	2,447,442
DaVita, Inc. (a)	1,500	46,245
eResearchTechnology, Inc. (a)	16,200	453,600
ICON PLC sponsored ADR (a)	800	35,192
Inveresk Research Group, Inc. (a)	1,400	43,176
Matria Healthcare, Inc. (a)	1,600	40,112
Molina Healthcare, Inc.	600	22,908
Omnicare, Inc.	6,700	286,827
Patterson Dental Co. (a)	63,300	4,841,817
Pediatrix Medical Group, Inc. (a)	5,000	349,250
ProxyMed, Inc. (a)	300	5,058
UnitedHealth Group, Inc.	45,414	2,827,022
VCA Antech, Inc. (a)	200	8,964
WebMD Corp. (a)	5,300	49,396
WellPoint Health Networks, Inc. (a)	2,000	224,020
		16,543,193
Pharmaceuticals - 2.2%
Atherogenics, Inc. (a)	12,100	230,263
Atrix Laboratories, Inc. (a)	5,500	188,540
Bentley Pharmaceuticals, Inc. (a)	300	4,122
Cypress Bioscience, Inc. (a)	16,000	219,680
Elan Corp. PLC sponsored ADR (a)	87,200	2,157,328
Endo Pharmaceuticals Holdings, Inc. (a)	700	16,415
Eon Labs, Inc. (a)	3,400	139,162
IVAX Corp. (a)	17,500	419,825
Kos Pharmaceuticals, Inc. (a)	26,700	880,299
MGI Pharma, Inc. (a)	3,000	81,030
Nektar Therapeutics (a)	2,900	57,884
Novo Nordisk AS Series B	54,400	2,807,575
Roche Holding AG (participation certificate)	18,922	1,877,964
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	23,500	$ 434,280
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,000	403,740
		9,918,107
TOTAL HEALTH CARE		69,951,896
INDUSTRIALS - 6.7%
Aerospace & Defense - 0.0%
Precision Castparts Corp.	4,100	224,229
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	700	32,088
Dynamex, Inc. (a)	2,300	31,993
Expeditors International of Washington, Inc.	1,500	74,115
United Parcel Service, Inc. Class B	28,700	2,157,379
		2,295,575
Airlines - 0.3%
Southwest Airlines Co.	87,300	1,464,021
Building Products - 0.5%
Lennox International, Inc.	11,100	200,910
Masco Corp.	53,500	1,668,130
Quixote Corp.	9,500	190,475
		2,059,515
Commercial Services & Supplies - 1.9%
Apollo Group, Inc. Class A (a)	28,900	2,551,581
Aramark Corp. Class B	21,600	621,216
Copart, Inc. (a)	38,100	1,017,270
Education Management Corp. (a)	39,100	1,284,826
R.R. Donnelley & Sons Co.	25,000	825,500
Resources Connection, Inc. (a)	10,100	395,011
Robert Half International, Inc.	20,300	604,331
Strayer Education, Inc.	10,146	1,131,989
Universal Technical Institute, Inc.	3,500	139,895
		8,571,619
Construction & Engineering - 0.0%
Perini Corp. (a)	9,000	96,030
Electrical Equipment - 0.8%
Cooper Industries Ltd. Class A	27,900	1,657,539
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Roper Industries, Inc.	24,000	$ 1,365,600
Ultralife Batteries, Inc. (a)	22,200	429,792
		3,452,931
Industrial Conglomerates - 0.4%
3M Co.	17,200	1,548,172
Hutchison Whampoa Ltd.	34,000	232,121
		1,780,293
Machinery - 2.1%
Astec Industries, Inc. (a)	2,867	53,986
Danaher Corp.	116,800	6,056,080
Deere & Co.	4,700	329,658
IDEX Corp.	1,650	56,678
Illinois Tool Works, Inc.	4,800	460,272
Ingersoll-Rand Co. Ltd. Class A	1,200	81,972
Joy Global, Inc.	14,400	431,136
Oshkosh Truck Co.	4,100	234,971
PACCAR, Inc.	17,850	1,035,122
Volvo AB ADR	12,100	423,633
		9,163,508
Road & Rail - 0.2%
Dollar Thrifty Automotive Group, Inc. (a)	200	5,488
Knight Transportation, Inc. (a)	447	12,842
Landstar System, Inc. (a)	12,900	682,023
		700,353
Trading Companies & Distributors - 0.0%
Fastenal Co.	3,000	170,490
TOTAL INDUSTRIALS		29,978,564
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 3.6%
Comverse Technology, Inc. (a)	21,000	418,740
Ditech Communications Corp. (a)	6,100	142,374
Harris Corp.	33,300	1,689,975
Juniper Networks, Inc. (a)	5,781	142,039
Motorola, Inc.	282,200	5,150,150
Plantronics, Inc. (a)	4,400	185,240
QUALCOMM, Inc.	78,900	5,758,122
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Research in Motion Ltd. (a)	35,700	$ 2,442,181
Scientific-Atlanta, Inc.	4,300	148,350
		16,077,171
Computers & Peripherals - 0.6%
Apple Computer, Inc. (a)	25,100	816,754
Dell, Inc. (a)	23,100	827,442
PalmOne, Inc. (a)	17,600	611,952
Synaptics, Inc. (a)	21,800	417,470
		2,673,618
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	2,700	79,056
Amphenol Corp. Class A (a)	4,600	153,272
AU Optronics Corp. sponsored ADR	1,600	26,144
Benchmark Electronics, Inc. (a)	1,100	32,010
Dionex Corp. (a)	600	33,102
FARO Technologies, Inc. (a)	1,800	46,206
Flir Systems, Inc. (a)	15,691	861,436
Hon Hai Precision Industries Co. Ltd.	27,000	100,536
Molex, Inc.	5,000	160,400
National Instruments Corp.	9,600	294,240
Sigmatron International, Inc. (a)	4,100	51,127
Thermo Electron Corp. (a)	13,000	399,620
Waters Corp. (a)	31,100	1,485,958
		3,723,107
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (a)	26,600	477,470
Blue Coat Systems, Inc. (a)	5,300	177,497
CNET Networks, Inc. (a)	12,300	136,161
InfoSpace, Inc. (a)	7,900	300,516
iVillage, Inc. (a)	4,200	26,670
j2 Global Communications, Inc. (a)	4,500	125,100
Lastminute.com PLC (a)	34,600	113,627
Open Text Corp. (a)	34,800	1,113,997
Opsware, Inc. (a)	2,600	20,592
Sina Corp. (a)	30,500	1,006,195
Websense, Inc. (a)	12,743	474,422
Yahoo!, Inc. (a)	390,000	14,168,697
		18,140,944
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 2.5%
Accenture Ltd. Class A (a)	7,600	$ 208,848
Alliance Data Systems Corp. (a)	63,200	2,670,200
Anteon International Corp. (a)	39,600	1,291,752
Cognizant Technology Solutions Corp. Class A (a)	51,614	1,311,512
CSG Systems International, Inc. (a)	20,000	414,000
Infosys Technologies Ltd. sponsored ADR	31,400	2,912,978
iPayment, Inc.	2,800	114,800
SRA International, Inc. Class A (a)	51,400	2,175,248
The BISYS Group, Inc. (a)	1,500	21,090
		11,120,428
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	3,100	269,700
Semiconductors & Semiconductor Equipment - 5.9%
Analog Devices, Inc.	85,700	4,034,756
ATI Technologies, Inc. (a)	20,300	382,898
Cree, Inc. (a)	24,500	570,360
International Rectifier Corp. (a)	91,800	3,802,356
Marvell Technology Group Ltd. (a)	285,600	7,625,520
Microchip Technology, Inc.	16,900	533,026
National Semiconductor Corp. (a)	19,100	420,009
O2Micro International Ltd. (a)	3,000	51,090
Pixelworks, Inc. (a)	8,900	136,348
Samsung Electronics Co. Ltd.	11,576	4,782,809
Sigmatel, Inc.	5,100	148,206
Silicon Laboratories, Inc. (a)	87,200	4,041,720
Trident Microsystems, Inc. (a)	300	3,363
Tundra Semiconductor Corp. Ltd. (a)(c)	1,000	17,055
		26,549,516
Software - 1.8%
Activision, Inc. (a)	9,800	155,820
Adobe Systems, Inc.	20,400	948,600
Altiris, Inc. (a)	25,600	706,816
Autodesk, Inc.	40,400	1,729,524
FileNET Corp. (a)	3,800	119,966
Macrovision Corp. (a)	1,000	25,030
Merge Technologies, Inc. (a)	17,300	253,099
Microsoft Corp.	12,800	365,568
Quality Systems, Inc. (a)	6,200	304,358
Red Hat, Inc. (a)	42,500	976,225
SAP AG sponsored ADR	4,800	200,688
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Sonic Solutions, Inc. (a)	26,500	$ 563,125
Symantec Corp. (a)	40,100	1,755,578
Ultimate Software Group, Inc. (a)	396	4,000
VERITAS Software Corp. (a)	700	19,390
		8,127,787
TOTAL INFORMATION TECHNOLOGY		86,682,271
MATERIALS - 2.7%
Chemicals - 0.6%
Methanex Corp.	47,500	630,295
Potash Corp. of Saskatchewan	16,100	1,549,771
The Scotts Co. Class A (a)	7,000	447,160
		2,627,226
Construction Materials - 0.0%
Florida Rock Industries, Inc.	2,050	86,449
Containers & Packaging - 0.1%
Ball Corp.	7,300	525,965
Metals & Mining - 2.0%
Aber Diamond Corp. (a)	1,900	56,477
Anglo American PLC ADR	1,400	29,218
Apex Silver Mines Ltd. (a)	10,200	173,910
Compania de Minas Buenaventura SA sponsored ADR	13,600	300,560
First Quantum Minerals Ltd. (a)	155,400	1,648,482
Freeport-McMoRan Copper & Gold, Inc. Class B	1,500	49,725
Gabriel Resources Ltd. (a)	157,300	152,123
Glamis Gold Ltd. (a)	180,200	3,167,921
Goldcorp, Inc.	19,000	221,778
International Steel Group, Inc.	21,300	633,675
Ivanhoe Mines Ltd. (a)	21,900	118,210
Ivanhoe Mines Ltd. warrants 12/19/05 (a)	300	225
Newmont Mining Corp.	24,600	953,496
Novagold Resources, Inc. (a)	122,400	566,165
Nucor Corp.	8,100	621,756
		8,693,721
TOTAL MATERIALS		11,933,361
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 0.0%
PT Indosat Tbk sponsored ADR	4,100	$ 86,920
Wireless Telecommunication Services - 5.8%
America Movil SA de CV sponsored ADR	198,400	7,215,808
mmO2 PLC (a)	105,200	177,524
Mobile TeleSystems OJSC sponsored ADR	200	24,400
Nextel Communications, Inc. Class A (a)	276,600	7,374,156
Nextel Partners, Inc. Class A (a)	330,800	5,266,336
NII Holdings, Inc. (a)	103,700	3,493,653
Telesystem International Wireless, Inc. (a)	25,400	250,020
Vimpel Communications sponsored ADR (a)	900	86,805
Vodafone Group PLC sponsored ADR	57,000	1,259,700
Western Wireless Corp. Class A (a)	19,500	563,745
		25,712,147
TOTAL TELECOMMUNICATION SERVICES		25,799,067
UTILITIES - 0.2%
Electric Utilities - 0.1%
Entergy Corp.	3,500	196,035
Exelon Corp.	5,700	189,753
PG&E Corp. (a)	6,800	189,992
		575,780
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	21,200	210,516
TOTAL UTILITIES		786,296
TOTAL COMMON STOCKS (Cost $340,125,417)		376,640,288
Convertible Preferred Stocks - 0.1%

UTILITIES - 0.1%
Electric Utilities - 0.1%
TXU Corp. 8.75%	5,400	255,825
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $228,744)		255,825
Convertible Bonds - 0.2%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 3.375% 10/15/33	$ 350,000	$ 386,106
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	250,000	404,275
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. 4.5% 8/15/05	180,000	178,330
TOTAL CONVERTIBLE BONDS (Cost $931,800)		968,711
U.S. Treasury Obligations - 0.9%

U.S. Treasury Notes:
4.25% 8/15/13	1,660,000	1,620,446
4.25% 11/15/13	1,650,000	1,605,978
4.75% 5/15/14	600,000	606,258
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,819,486)		3,832,682
Money Market Funds - 13.1%
	Shares
Fidelity Cash Central Fund, 1.16% (b)	52,441,234	52,441,234
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	6,080,450	6,080,450
TOTAL MONEY MARKET FUNDS (Cost $58,521,684)		58,521,684
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $403,627,131)		440,219,190
NET OTHER ASSETS - 1.2%		5,554,098
NET ASSETS - 100%		$ 445,773,288
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $111,015 or 0.0% of net assets.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.1%
Canada	4.4%
Bermuda	2.8%
United Kingdom	2.1%
Mexico	1.6%
Switzerland	1.3%
Korea (South)	1.1%
Others (individually less than 1%)	4.6%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $334,576,091 and $158,098,807, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,263 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,083,456) (cost $403,627,131) - See accompanying schedule		$ 440,219,190
Foreign currency held at value (cost $ 879,961)		870,393
Receivable for investments sold		9,536,241
Receivable for fund shares sold		12,426,115
Dividends receivable		156,756
Interest receivable		109,196
Prepaid expenses		7,895
Other receivables		43,075
Total assets		463,368,861

Liabilities
Payable for investments purchased	$ 10,670,799
Payable for fund shares redeemed	323,557
Accrued management fee	194,667
Distribution fees payable	198,430
Other affiliated payables	92,591
Other payables and accrued expenses	35,079
Collateral on securities loaned, at value	6,080,450
Total liabilities		17,595,573

Net Assets		$ 445,773,288
Net Assets consist of:
Paid in capital		$ 409,681,872
Accumulated net investment loss		(1,780,078)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,288,904
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		36,582,590
Net Assets		$ 445,773,288

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($88,695,736 ÷ 6,979,117 shares)	$ 12.71

Maximum offering price per share (100/94.25 of $12.71)	$ 13.49
Class T: Net Asset Value and redemption price per share ($137,206,923 ÷ 10,811,061 shares)	$ 12.69

Maximum offering price per share (100/96.50 of $12.69)	$ 13.15
Class B: Net Asset Value and offering price per share ($58,034,443 ÷ 4,593,713 shares) A	$ 12.63

Class C: Net Asset Value and offering price per share ($110,542,950 ÷ 8,751,295 shares) A	$ 12.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($51,293,236 ÷ 4,026,109 shares)	$ 12.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 771,344
Interest		247,866
Security lending		19,622
Total income		1,038,832

Expenses
Management fee	$ 898,124
Transfer agent fees	397,062
Distribution fees	923,418
Accounting and security lending fees	64,862
Non-interested trustees' compensation	623
Custodian fees and expenses	46,755
Registration fees	117,349
Audit	12,871
Legal	4,764
Miscellaneous	226
Total expenses before reductions	2,466,054
Expense reductions	(78,742)	2,387,312
Net investment income (loss)		(1,348,480)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,553,255
Foreign currency transactions	(37,052)
Total net realized gain (loss)		1,516,203
Change in net unrealized appreciation (depreciation) on: Investment securities	21,441,512
Assets and liabilities in foreign currencies	(9,544)
Total change in net unrealized appreciation (depreciation)		21,431,968
Net gain (loss)		22,948,171
Net increase (decrease) in net assets resulting from operations		$ 21,599,691

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	For the period July 31, 2003 (commencement of operations) to December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,348,480)	$ (451,550)
Net realized gain (loss)	1,516,203	414,114
Change in net unrealized appreciation (depreciation)	21,431,968	15,150,622
Net increase (decrease) in net assets resulting from operations	21,599,691	15,113,186
Distributions to shareholders from net investment income	(206,475)	(334,230)
Distributions to shareholders from net realized gain	-	(80,756)
Total distributions	(206,475)	(414,986)
Share transactions - net increase (decrease)	226,370,519	183,311,353
Total increase (decrease) in net assets	247,763,735	198,009,553

Net Assets
Beginning of period	198,009,553	-
End of period (including accumulated net investment loss of $1,780,078 and accumulated net investment loss of $225,138, respectively)	$ 445,773,288	$ 198,009,553

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04)
Net realized and unrealized gain (loss)	.96	1.87
Total from investment operations	.93	1.83
Distributions from net investment income	(.01)	(.03)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.04)
Net asset value, end of period	$ 12.71	$ 11.79
Total Return B, C, D	7.89%	18.23%
Ratios to Average Net Assets G
Expenses before expense reductions	1.26% A	1.39% A
Expenses net of voluntary waivers, if any	1.26% A	1.39% A
Expenses net of all reductions	1.21% A	1.28% A
Net investment income (loss)	(.54)% A	(.81)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,696	$ 37,296
Portfolio turnover rate	115% A	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)
Net realized and unrealized gain (loss)	.97	1.86
Total from investment operations	.92	1.81
Distributions from net investment income	(.01)	(.02)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.03)
Net asset value, end of period	$ 12.69	$ 11.78
Total Return B, C, D	7.81%	18.08%
Ratios to Average Net Assets G
Expenses before expense reductions	1.48% A	1.62% A
Expenses net of voluntary waivers, if any	1.48% A	1.62% A
Expenses net of all reductions	1.43% A	1.51% A
Net investment income (loss)	(.76)% A	(1.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,207	$ 61,997
Portfolio turnover rate	115% A	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.07)
Net realized and unrealized gain (loss)	.96	1.85
Total from investment operations	.88	1.78
Distributions from net investment income	(.01)	(.01)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.02)
Net asset value, end of period	$ 12.63	$ 11.76
Total Return B, C, D	7.49%	17.75%
Ratios to Average Net Assets G
Expenses before expense reductions	2.05% A	2.19% A
Expenses net of voluntary waivers, if any	2.05% A	2.19% A
Expenses net of all reductions	2.00% A	2.08% A
Net investment income (loss)	(1.34)% A	(1.61)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,034	$ 26,936
Portfolio turnover rate	115% A	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.07)
Net realized and unrealized gain (loss)	.96	1.85
Total from investment operations	.88	1.78
Distributions from net investment income	(.01)	(.01)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.02)
Net asset value, end of period	$ 12.63	$ 11.76
Total Return B, C, D	7.49%	17.77%
Ratios to Average Net Assets G
Expenses before expense reductions	1.98% A	2.14% A
Expenses net of voluntary waivers, if any	1.98% A	2.14% A
Expenses net of all reductions	1.93% A	2.03% A
Net investment income (loss)	(1.27)% A	(1.55)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110,543	$ 48,669
Portfolio turnover rate	115% A	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.02)
Net realized and unrealized gain (loss)	.97	1.86
Total from investment operations	.96	1.84
Distributions from net investment income	(.01)	(.04)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.05)
Net asset value, end of period	$ 12.74	$ 11.79
Total Return B, C	8.15%	18.31%
Ratios to Average Net Assets F
Expenses before expense reductions	.89% A	1.07% A
Expenses net of voluntary waivers, if any	.89% A	1.07% A
Expenses net of all reductions	.84% A	.96% A
Net investment income (loss)	(.18)% A	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,293	$ 23,112
Portfolio turnover rate	115% A	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 31, 2003 (commencement of operations) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor New Insights Fund (the fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 43,847,050
Unrealized depreciation	(7,777,739)
Net unrealized appreciation (depreciation)	$ 36,069,311
Cost for federal income tax purposes	$ 404,149,879

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 71,555	$ 53
Class T	.25%	.25%	243,874	33,240
Class B	.75%	.25%	212,015	159,106
Class C	.75%	.25%	395,974	340,283
			$ 923,418	$ 532,682

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 154,297
Class T	49,389
Class B*	27,215
Class C*	11,585
$ 242,486

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 79,696.28
Class T	119,920.25
Class B	69,049.32
Class C	99,980.25
Institutional Class	28,417.16
	$ 397,062

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $219,599 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $77,986 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $756.

8. Other Information.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of 28% of the total outstanding shares of the fund.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2004	For the period July 31, 2003 (commencement of operations) to December 31, 2003
From net investment income
Class A	$ 37,579	$ 86,217
Class T	64,123	115,237
Class B	28,149	22,248
Class C	52,499	48,917
Institutional Class	24,125	61,611
Total	$ 206,475	$ 334,230
From net realized gain
Class A	$ -	$ 15,396
Class T	-	25,052
Class B	-	11,124
Class C	-	20,382
Institutional Class	-	8,802
Total	$ -	$ 80,756

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2004	For the period July 31, 2003 (commencement of operations) to December 31, 2003	Six months ended June 30, 2004	For the period July 31, 2003 (commencement of operations) to December 31, 2003
Class A
Shares sold	4,263,283	3,325,916	$ 52,803,173	$ 36,472,035
Reinvestment of distributions	2,600	7,212	31,808	83,877
Shares redeemed	(449,971)	(169,923)	(5,516,590)	(1,927,043)
Net increase (decrease)	3,815,912	3,163,205	$ 47,318,391	$ 34,628,869
Class T
Shares sold	5,923,972	5,440,874	$ 72,990,403	$ 59,499,322
Reinvestment of distributions	4,793	11,278	58,625	131,049
Shares redeemed	(379,073)	(190,783)	(4,629,523)	(2,152,963)
Net increase (decrease)	5,549,692	5,261,369	$ 68,419,505	$ 57,477,408
Class B
Shares sold	2,424,804	2,417,898	$ 29,817,868	$ 26,564,025
Reinvestment of distributions	1,577	1,921	19,259	22,287
Shares redeemed	(122,311)	(130,176)	(1,502,225)	(1,477,650)
Net increase (decrease)	2,304,070	2,289,643	$ 28,334,902	$ 25,108,662
Class C
Shares sold	4,846,130	4,280,867	$ 59,475,824	$ 46,868,653
Reinvestment of distributions	2,872	3,932	35,038	45,610
Shares redeemed	(236,763)	(145,743)	(2,897,072)	(1,655,531)
Net increase (decrease)	4,612,239	4,139,056	$ 56,613,790	$ 45,258,732
Institutional Class
Shares sold	2,109,429	2,064,833	$ 26,217,352	$ 22,042,780
Reinvestment of distributions	912	2,785	11,178	32,385
Shares redeemed	(43,961)	(107,889)	(544,599)	(1,237,483)
Net increase (decrease)	2,066,380	1,959,729	$ 25,683,931	$ 20,837,682

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ANIF-USAN-0804
1.803541.100

Fidelity® Advisor

New Insights

Fund - Institutional Class

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	21	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	30	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Yahoo!, Inc.	3.2	3.5
Genentech, Inc.	2.5	4.1
eBay, Inc.	1.8	2.2
Marvell Technology Group Ltd.	1.7	1.3
Nextel Communications, Inc. Class A	1.7	3.2
America Movil SA de CV sponsored ADR	1.6	1.1
Avon Products, Inc.	1.5	0.4
Berkshire Hathaway, Inc. Class A	1.4	1.8
Danaher Corp.	1.4	0.3
QUALCOMM, Inc.	1.3	2.0
	18.1
Top Five Market Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.4	23.6
Health Care	15.7	15.4
Consumer Discretionary	13.4	20.4
Energy	9.3	3.5
Industrials	6.7	5.7
Asset Allocation (% of fund's net assets)
As of June 30, 2004*		As of December 31, 2003**
	Stocks 84.5%		Stocks 92.0%
	Bonds 0.9%		Bonds 0.0%
	Convertible Securities 0.3%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 14.3%		Short-Term Investments and Net Other Assets 8.0%
* Foreign investments	17.9%	** Foreign investments	18.2%

Semiannual Report

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.0%
LKQ Corp.	100	$ 1,853
Automobiles - 0.2%
Harley-Davidson, Inc.	5,300	328,282
Toyota Motor Corp.	10,600	432,586
		760,868
Hotels, Restaurants & Leisure - 3.6%
Ameristar Casinos, Inc.	500	16,790
Boyd Gaming Corp.	16,000	425,120
Buffalo Wild Wings, Inc.	1,700	47,005
GTECH Holdings Corp.	3,900	180,609
Hilton Group PLC	41,270	207,239
International Game Technology	14,900	575,140
Kerzner International Ltd. (a)	5,400	256,824
Krispy Kreme Doughnuts, Inc. (a)	28,200	538,338
Lakes Entertainment, Inc. (a)	87,300	1,011,807
Life Time Fitness, Inc.	4,300	90,300
Outback Steakhouse, Inc.	6,700	277,112
Panera Bread Co. Class A (a)	19,300	692,484
Penn National Gaming, Inc. (a)	6,500	215,800
Red Robin Gourmet Burgers, Inc. (a)	14,900	407,813
Shuffle Master, Inc. (a)	32,800	1,190,968
Stanley Leisure PLC	16,400	124,947
Starbucks Corp. (a)	129,700	5,639,356
Station Casinos, Inc.	72,300	3,499,320
The Cheesecake Factory, Inc. (a)	14,800	588,892
William Hill PLC	18,500	186,470
Wynn Resorts Ltd. (a)	1,200	46,356
		16,218,690
Household Durables - 0.8%
D.R. Horton, Inc.	44,600	1,266,640
Fortune Brands, Inc.	10,000	754,300
Harman International Industries, Inc.	8,100	737,100
LG Electronics, Inc.	4,970	235,908
Pulte Homes, Inc.	10,400	541,112
		3,535,060
Internet & Catalog Retail - 1.8%
Blue Nile, Inc.	100	3,761
eBay, Inc. (a)	85,400	7,852,530
		7,856,291
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
RC2 Corp. (a)	2,200	$ 78,100
Media - 1.6%
Citadel Broadcasting Corp.	500	7,285
Getty Images, Inc. (a)	5,000	300,000
News Corp. Ltd. ADR	29,300	1,037,806
Pixar (a)	22,394	1,556,607
SBS Broadcasting SA (a)	16,400	503,644
Sogecable SA (a)	11,000	444,727
Spanish Broadcasting System, Inc. Class A (a)	25,400	236,474
The DIRECTV Group, Inc. (a)	42,300	723,330
Univision Communications, Inc. Class A (a)	14,500	462,985
Vivendi Universal SA sponsored ADR (a)	6,400	178,560
Washington Post Co. Class B	700	651,007
XM Satellite Radio Holdings, Inc. Class A (a)	40,600	1,107,974
		7,210,399
Multiline Retail - 0.3%
99 Cents Only Stores (a)	1,800	27,450
JCPenney Co., Inc.	22,200	838,272
Neiman Marcus Group, Inc. Class A	12,100	673,365
		1,539,087
Specialty Retail - 4.0%
AC Moore Arts & Crafts, Inc. (a)	3,700	101,787
Advance Auto Parts, Inc. (a)	22,100	976,378
America's Car Mart, Inc. (a)	600	18,018
AnnTaylor Stores Corp. (a)	78,150	2,264,787
Bakers Footwear Group, Inc.	15,000	151,500
Bed Bath & Beyond, Inc. (a)	21,000	807,450
Best Buy Co., Inc.	4,900	248,626
Cabela's, Inc. Class A	10,700	288,365
Chico's FAS, Inc. (a)	94,700	4,276,652
Dick's Sporting Goods, Inc. (a)	28,900	963,815
Guitar Center, Inc. (a)	6,600	293,502
Pacific Sunwear of California, Inc. (a)	30,600	598,842
PETCO Animal Supplies, Inc. (a)	7,200	231,912
PETsMART, Inc.	45,300	1,469,985
Regis Corp.	21,300	949,767
Signet Group PLC	86,648	180,506
Staples, Inc.	19,400	568,614
The Pep Boys - Manny, Moe & Jack	28,400	719,940
TJX Companies, Inc.	20,200	487,628
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tweeter Home Entertainment Group, Inc. (a)	5,000	$ 27,000
United Auto Group, Inc.	1,600	49,040
Urban Outfitters, Inc. (a)	34,300	2,089,213
		17,763,327
Textiles Apparel & Luxury Goods - 1.0%
Carter's, Inc.	5,500	160,105
Coach, Inc. (a)	55,400	2,503,526
Fossil, Inc. (a)	7,700	209,825
Hartmarx Corp. (a)	220,000	1,386,000
		4,259,456
TOTAL CONSUMER DISCRETIONARY		59,223,131
CONSUMER STAPLES - 5.1%
Beverages - 0.5%
Coca-Cola Hellenic Bottling Co. SA (Bearer)	730	17,094
Corby Distilleries Ltd. Class A	20,000	989,430
Cott Corp. (a)	10,000	324,612
Cott Corp. (a)(c)	2,900	93,960
PepsiCo, Inc.	12,300	662,724
The Coca-Cola Co.	3,500	176,680
		2,264,500
Food & Staples Retailing - 1.6%
Smart & Final, Inc. (a)	1,100	13,222
Sysco Corp.	98,400	3,529,608
Tesco PLC	42,085	203,866
The Pantry, Inc. (a)	30,000	654,000
United Natural Foods, Inc. (a)	34,500	997,395
Wal-Mart Stores, Inc.	1,500	79,140
Walgreen Co.	3,800	137,598
Whole Foods Market, Inc.	9,985	953,068
William Morrison Supermarkets PLC	94,500	398,455
		6,966,352
Food Products - 0.7%
Hershey Foods Corp.	13,800	638,526
Kellogg Co.	30,600	1,280,610
Peet's Coffee & Tea, Inc. (a)	5,000	124,950
People's Food Holdings Ltd.	9,000	5,920
Smithfield Foods, Inc. (a)	15,800	464,520
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
SunOpta, Inc. (a)	33,300	$ 285,593
Wm. Wrigley Jr. Co.	7,800	491,790
		3,291,909
Household Products - 0.0%
Procter & Gamble Co.	2,800	152,432
Personal Products - 2.3%
Avon Products, Inc.	142,800	6,588,792
Gillette Co.	80,800	3,425,920
NBTY, Inc. (a)	800	23,512
		10,038,224
TOTAL CONSUMER STAPLES		22,713,417
ENERGY - 9.3%
Energy Equipment & Services - 1.4%
BJ Services Co. (a)	12,200	559,248
Carbo Ceramics, Inc.	20,700	1,412,775
Offshore Logistics, Inc. (a)	30,100	846,412
Schlumberger Ltd. (NY Shares)	53,000	3,366,030
Smith International, Inc. (a)	3,100	172,856
		6,357,321
Oil & Gas - 7.9%
Apache Corp.	21,200	923,260
Blackrock Ventures, Inc. (a)	164,600	930,418
BP PLC sponsored ADR	65,100	3,487,407
Burlington Resources, Inc.	43,300	1,566,594
Cabot Oil & Gas Corp. Class A	6,000	253,800
Chesapeake Energy Corp.	51,900	763,968
China Petroleum & Chemical Corp. sponsored ADR	6,800	251,260
Comstock Resources, Inc. (a)	8,000	155,680
ConocoPhillips	2,500	190,725
Denbury Resources, Inc. (a)	8,900	186,455
Devon Energy Corp.	1,100	72,600
EnCana Corp.	62,600	2,704,110
Encore Acquisition Co. (a)	9,900	276,210
ENI Spa sponsored ADR	4,500	451,530
EOG Resources, Inc.	7,100	423,941
Evergreen Resources, Inc. (a)	4,200	169,680
Exxon Mobil Corp.	73,800	3,277,458
Houston Exploration Co. (a)	12,000	622,080
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Magnum Hunter Resources, Inc. (a)	4,500	$ 46,710
Murphy Oil Corp.	63,600	4,687,320
Newfield Exploration Co. (a)	8,500	473,790
Occidental Petroleum Corp.	14,400	697,104
Patina Oil & Gas Corp.	11,700	349,479
PetroKazakhstan, Inc. Class A	13,800	374,821
Pioneer Natural Resources Co.	16,000	561,280
Premcor, Inc. (a)	72,600	2,722,500
Prima Energy Corp. (a)	1,300	51,441
Quicksilver Resources, Inc. (a)	18,700	1,254,209
Talisman Energy, Inc.	17,400	379,594
Total SA sponsored ADR	22,000	2,113,760
Tsakos Energy Navigation Ltd.	5,500	186,780
Valero Energy Corp.	4,600	339,296
Vintage Petroleum, Inc.	900	15,273
XTO Energy, Inc.	132,100	3,935,259
		34,895,792
TOTAL ENERGY		41,253,113
FINANCIALS - 6.3%
Capital Markets - 0.3%
Goldman Sachs Group, Inc.	600	56,496
Lehman Brothers Holdings, Inc.	11,700	880,425
UBS AG (NY Shares)	3,600	255,816
		1,192,737
Commercial Banks - 0.9%
Bank One Corp.	18,700	953,700
Banknorth Group, Inc.	25,500	828,240
East West Bancorp, Inc.	10,600	325,420
HSBC Holdings PLC sponsored ADR	1,300	97,383
PrivateBancorp, Inc.	1,000	27,460
Texas Regional Bancshares, Inc. Class A	1,500	68,865
UCBH Holdings, Inc.	10,600	418,912
Wells Fargo & Co.	3,000	171,690
Westcorp	19,200	872,640
Wintrust Financial Corp.	3,200	161,632
		3,925,942
Consumer Finance - 0.1%
MBNA Corp.	14,000	361,060
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - 0.1%
Brascan Corp. Class A (ltd. vtg.)	17,250	$ 483,916
Insurance - 4.3%
ACE Ltd.	7,400	312,872
AFLAC, Inc.	24,300	991,683
Allstate Corp.	4,700	218,785
American International Group, Inc.	51,500	3,670,920
Assurant, Inc.	64,700	1,706,786
Axis Capital Holdings Ltd.	1,700	47,600
Berkshire Hathaway, Inc. Class A (a)	69	6,137,550
Brown & Brown, Inc.	3,300	142,230
Endurance Specialty Holdings Ltd.	16,700	581,160
Everest Re Group Ltd.	10,900	875,924
Great-West Lifeco, Inc.	3,300	119,244
HCC Insurance Holdings, Inc.	40,100	1,339,741
Infinity Property & Casualty Corp.	4,800	158,400
Mercury General Corp.	4,900	243,285
MetLife, Inc.	5,600	200,760
Montpelier Re Holdings Ltd.	9,700	339,015
Penn-America Group, Inc.	200	2,800
ProAssurance Corp. (a)	5,000	170,550
UICI (a)	1,900	45,239
USI Holdings Corp. (a)	60,500	955,900
W.R. Berkley Corp.	15,100	648,545
White Mountains Insurance Group Ltd.	400	204,000
Willis Group Holdings Ltd.	6,900	258,405
		19,371,394
Real Estate - 0.1%
CBL & Associates Properties, Inc.	6,000	330,000
The Rouse Co.	2,800	133,000
		463,000
Thrifts & Mortgage Finance - 0.5%
Countrywide Financial Corp.	5,350	375,838
Golden West Financial Corp., Delaware	18,800	1,999,380
New York Community Bancorp, Inc.	6,733	132,169
W Holding Co., Inc.	800	13,736
		2,521,123
TOTAL FINANCIALS		28,319,172
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 15.7%
Biotechnology - 4.4%
Affymetrix, Inc. (a)	10,300	$ 337,119
Biogen Idec, Inc. (a)	35,200	2,226,400
Connetics Corp. (a)	10,900	220,180
Dyax Corp. (a)	2,100	24,675
Gen-Probe, Inc. (a)	24,700	1,168,804
Genentech, Inc. (a)	195,900	11,009,580
Gilead Sciences, Inc. (a)	19,200	1,286,400
IDEXX Laboratories, Inc. (a)	15,100	950,394
Keryx Biopharmaceuticals, Inc. (a)	10,700	135,462
Ligand Pharmaceuticals, Inc. Class B (a)	13,500	234,630
Martek Biosciences (a)	6,900	387,573
ONYX Pharmaceuticals, Inc. (a)	2,200	93,192
Pharmion Corp.	22,300	1,090,916
Seattle Genetics, Inc. (a)	25,800	181,374
Serologicals Corp. (a)	1,000	19,990
		19,366,689
Health Care Equipment & Supplies - 5.4%
Advanced Medical Optics, Inc. (a)	15,600	664,092
Advanced Neuromodulation Systems, Inc. (a)	14,100	462,480
Alcon, Inc.	44,500	3,499,925
American Medical Systems Holdings, Inc. (a)	1,000	33,700
Animas Corp.	100	1,865
Apogent Technologies, Inc. (a)	23,400	748,800
Bio-Rad Laboratories, Inc. Class A (a)	800	47,088
Boston Scientific Corp. (a)	45,000	1,926,000
C.R. Bard, Inc.	18,400	1,042,360
Cooper Companies, Inc.	7,300	461,141
Cyberonics, Inc. (a)	2,200	73,392
Dade Behring Holdings, Inc. (a)	200	9,504
DENTSPLY International, Inc.	36,600	1,906,860
Epix Medical, Inc. (a)	10,100	213,110
Fisher Scientific International, Inc. (a)	13,500	779,625
Given Imaging Ltd. (a)	2,000	70,820
Immucor, Inc. (a)	40,000	1,302,000
Integra LifeSciences Holdings Corp. (a)	7,400	260,998
IRIS International, Inc. (a)	400,000	3,020,000
Kensey Nash Corp. (a)	5,300	182,850
Kinetic Concepts, Inc.	3,600	179,640
Kyphon, Inc. (a)	4,600	129,628
Medtronic, Inc.	3,500	170,520
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Nobel Biocare Holding AG (Switzerland)	1,037	$ 162,680
Phonak Holding AG	2,576	80,307
Smith & Nephew PLC	317,847	3,513,481
St. Jude Medical, Inc. (a)	10,600	801,890
Stryker Corp.	34,200	1,881,000
Synthes, Inc.	4,360	498,151
		24,123,907
Health Care Providers & Services - 3.7%
Aetna, Inc.	55,200	4,692,000
Anthem, Inc. (a)	1,900	170,164
Caremark Rx, Inc. (a)	74,300	2,447,442
DaVita, Inc. (a)	1,500	46,245
eResearchTechnology, Inc. (a)	16,200	453,600
ICON PLC sponsored ADR (a)	800	35,192
Inveresk Research Group, Inc. (a)	1,400	43,176
Matria Healthcare, Inc. (a)	1,600	40,112
Molina Healthcare, Inc.	600	22,908
Omnicare, Inc.	6,700	286,827
Patterson Dental Co. (a)	63,300	4,841,817
Pediatrix Medical Group, Inc. (a)	5,000	349,250
ProxyMed, Inc. (a)	300	5,058
UnitedHealth Group, Inc.	45,414	2,827,022
VCA Antech, Inc. (a)	200	8,964
WebMD Corp. (a)	5,300	49,396
WellPoint Health Networks, Inc. (a)	2,000	224,020
		16,543,193
Pharmaceuticals - 2.2%
Atherogenics, Inc. (a)	12,100	230,263
Atrix Laboratories, Inc. (a)	5,500	188,540
Bentley Pharmaceuticals, Inc. (a)	300	4,122
Cypress Bioscience, Inc. (a)	16,000	219,680
Elan Corp. PLC sponsored ADR (a)	87,200	2,157,328
Endo Pharmaceuticals Holdings, Inc. (a)	700	16,415
Eon Labs, Inc. (a)	3,400	139,162
IVAX Corp. (a)	17,500	419,825
Kos Pharmaceuticals, Inc. (a)	26,700	880,299
MGI Pharma, Inc. (a)	3,000	81,030
Nektar Therapeutics (a)	2,900	57,884
Novo Nordisk AS Series B	54,400	2,807,575
Roche Holding AG (participation certificate)	18,922	1,877,964
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	23,500	$ 434,280
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,000	403,740
		9,918,107
TOTAL HEALTH CARE		69,951,896
INDUSTRIALS - 6.7%
Aerospace & Defense - 0.0%
Precision Castparts Corp.	4,100	224,229
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	700	32,088
Dynamex, Inc. (a)	2,300	31,993
Expeditors International of Washington, Inc.	1,500	74,115
United Parcel Service, Inc. Class B	28,700	2,157,379
		2,295,575
Airlines - 0.3%
Southwest Airlines Co.	87,300	1,464,021
Building Products - 0.5%
Lennox International, Inc.	11,100	200,910
Masco Corp.	53,500	1,668,130
Quixote Corp.	9,500	190,475
		2,059,515
Commercial Services & Supplies - 1.9%
Apollo Group, Inc. Class A (a)	28,900	2,551,581
Aramark Corp. Class B	21,600	621,216
Copart, Inc. (a)	38,100	1,017,270
Education Management Corp. (a)	39,100	1,284,826
R.R. Donnelley & Sons Co.	25,000	825,500
Resources Connection, Inc. (a)	10,100	395,011
Robert Half International, Inc.	20,300	604,331
Strayer Education, Inc.	10,146	1,131,989
Universal Technical Institute, Inc.	3,500	139,895
		8,571,619
Construction & Engineering - 0.0%
Perini Corp. (a)	9,000	96,030
Electrical Equipment - 0.8%
Cooper Industries Ltd. Class A	27,900	1,657,539
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Roper Industries, Inc.	24,000	$ 1,365,600
Ultralife Batteries, Inc. (a)	22,200	429,792
		3,452,931
Industrial Conglomerates - 0.4%
3M Co.	17,200	1,548,172
Hutchison Whampoa Ltd.	34,000	232,121
		1,780,293
Machinery - 2.1%
Astec Industries, Inc. (a)	2,867	53,986
Danaher Corp.	116,800	6,056,080
Deere & Co.	4,700	329,658
IDEX Corp.	1,650	56,678
Illinois Tool Works, Inc.	4,800	460,272
Ingersoll-Rand Co. Ltd. Class A	1,200	81,972
Joy Global, Inc.	14,400	431,136
Oshkosh Truck Co.	4,100	234,971
PACCAR, Inc.	17,850	1,035,122
Volvo AB ADR	12,100	423,633
		9,163,508
Road & Rail - 0.2%
Dollar Thrifty Automotive Group, Inc. (a)	200	5,488
Knight Transportation, Inc. (a)	447	12,842
Landstar System, Inc. (a)	12,900	682,023
		700,353
Trading Companies & Distributors - 0.0%
Fastenal Co.	3,000	170,490
TOTAL INDUSTRIALS		29,978,564
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 3.6%
Comverse Technology, Inc. (a)	21,000	418,740
Ditech Communications Corp. (a)	6,100	142,374
Harris Corp.	33,300	1,689,975
Juniper Networks, Inc. (a)	5,781	142,039
Motorola, Inc.	282,200	5,150,150
Plantronics, Inc. (a)	4,400	185,240
QUALCOMM, Inc.	78,900	5,758,122
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Research in Motion Ltd. (a)	35,700	$ 2,442,181
Scientific-Atlanta, Inc.	4,300	148,350
		16,077,171
Computers & Peripherals - 0.6%
Apple Computer, Inc. (a)	25,100	816,754
Dell, Inc. (a)	23,100	827,442
PalmOne, Inc. (a)	17,600	611,952
Synaptics, Inc. (a)	21,800	417,470
		2,673,618
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	2,700	79,056
Amphenol Corp. Class A (a)	4,600	153,272
AU Optronics Corp. sponsored ADR	1,600	26,144
Benchmark Electronics, Inc. (a)	1,100	32,010
Dionex Corp. (a)	600	33,102
FARO Technologies, Inc. (a)	1,800	46,206
Flir Systems, Inc. (a)	15,691	861,436
Hon Hai Precision Industries Co. Ltd.	27,000	100,536
Molex, Inc.	5,000	160,400
National Instruments Corp.	9,600	294,240
Sigmatron International, Inc. (a)	4,100	51,127
Thermo Electron Corp. (a)	13,000	399,620
Waters Corp. (a)	31,100	1,485,958
		3,723,107
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (a)	26,600	477,470
Blue Coat Systems, Inc. (a)	5,300	177,497
CNET Networks, Inc. (a)	12,300	136,161
InfoSpace, Inc. (a)	7,900	300,516
iVillage, Inc. (a)	4,200	26,670
j2 Global Communications, Inc. (a)	4,500	125,100
Lastminute.com PLC (a)	34,600	113,627
Open Text Corp. (a)	34,800	1,113,997
Opsware, Inc. (a)	2,600	20,592
Sina Corp. (a)	30,500	1,006,195
Websense, Inc. (a)	12,743	474,422
Yahoo!, Inc. (a)	390,000	14,168,697
		18,140,944
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 2.5%
Accenture Ltd. Class A (a)	7,600	$ 208,848
Alliance Data Systems Corp. (a)	63,200	2,670,200
Anteon International Corp. (a)	39,600	1,291,752
Cognizant Technology Solutions Corp. Class A (a)	51,614	1,311,512
CSG Systems International, Inc. (a)	20,000	414,000
Infosys Technologies Ltd. sponsored ADR	31,400	2,912,978
iPayment, Inc.	2,800	114,800
SRA International, Inc. Class A (a)	51,400	2,175,248
The BISYS Group, Inc. (a)	1,500	21,090
		11,120,428
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	3,100	269,700
Semiconductors & Semiconductor Equipment - 5.9%
Analog Devices, Inc.	85,700	4,034,756
ATI Technologies, Inc. (a)	20,300	382,898
Cree, Inc. (a)	24,500	570,360
International Rectifier Corp. (a)	91,800	3,802,356
Marvell Technology Group Ltd. (a)	285,600	7,625,520
Microchip Technology, Inc.	16,900	533,026
National Semiconductor Corp. (a)	19,100	420,009
O2Micro International Ltd. (a)	3,000	51,090
Pixelworks, Inc. (a)	8,900	136,348
Samsung Electronics Co. Ltd.	11,576	4,782,809
Sigmatel, Inc.	5,100	148,206
Silicon Laboratories, Inc. (a)	87,200	4,041,720
Trident Microsystems, Inc. (a)	300	3,363
Tundra Semiconductor Corp. Ltd. (a)(c)	1,000	17,055
		26,549,516
Software - 1.8%
Activision, Inc. (a)	9,800	155,820
Adobe Systems, Inc.	20,400	948,600
Altiris, Inc. (a)	25,600	706,816
Autodesk, Inc.	40,400	1,729,524
FileNET Corp. (a)	3,800	119,966
Macrovision Corp. (a)	1,000	25,030
Merge Technologies, Inc. (a)	17,300	253,099
Microsoft Corp.	12,800	365,568
Quality Systems, Inc. (a)	6,200	304,358
Red Hat, Inc. (a)	42,500	976,225
SAP AG sponsored ADR	4,800	200,688
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Sonic Solutions, Inc. (a)	26,500	$ 563,125
Symantec Corp. (a)	40,100	1,755,578
Ultimate Software Group, Inc. (a)	396	4,000
VERITAS Software Corp. (a)	700	19,390
		8,127,787
TOTAL INFORMATION TECHNOLOGY		86,682,271
MATERIALS - 2.7%
Chemicals - 0.6%
Methanex Corp.	47,500	630,295
Potash Corp. of Saskatchewan	16,100	1,549,771
The Scotts Co. Class A (a)	7,000	447,160
		2,627,226
Construction Materials - 0.0%
Florida Rock Industries, Inc.	2,050	86,449
Containers & Packaging - 0.1%
Ball Corp.	7,300	525,965
Metals & Mining - 2.0%
Aber Diamond Corp. (a)	1,900	56,477
Anglo American PLC ADR	1,400	29,218
Apex Silver Mines Ltd. (a)	10,200	173,910
Compania de Minas Buenaventura SA sponsored ADR	13,600	300,560
First Quantum Minerals Ltd. (a)	155,400	1,648,482
Freeport-McMoRan Copper & Gold, Inc. Class B	1,500	49,725
Gabriel Resources Ltd. (a)	157,300	152,123
Glamis Gold Ltd. (a)	180,200	3,167,921
Goldcorp, Inc.	19,000	221,778
International Steel Group, Inc.	21,300	633,675
Ivanhoe Mines Ltd. (a)	21,900	118,210
Ivanhoe Mines Ltd. warrants 12/19/05 (a)	300	225
Newmont Mining Corp.	24,600	953,496
Novagold Resources, Inc. (a)	122,400	566,165
Nucor Corp.	8,100	621,756
		8,693,721
TOTAL MATERIALS		11,933,361
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 0.0%
PT Indosat Tbk sponsored ADR	4,100	$ 86,920
Wireless Telecommunication Services - 5.8%
America Movil SA de CV sponsored ADR	198,400	7,215,808
mmO2 PLC (a)	105,200	177,524
Mobile TeleSystems OJSC sponsored ADR	200	24,400
Nextel Communications, Inc. Class A (a)	276,600	7,374,156
Nextel Partners, Inc. Class A (a)	330,800	5,266,336
NII Holdings, Inc. (a)	103,700	3,493,653
Telesystem International Wireless, Inc. (a)	25,400	250,020
Vimpel Communications sponsored ADR (a)	900	86,805
Vodafone Group PLC sponsored ADR	57,000	1,259,700
Western Wireless Corp. Class A (a)	19,500	563,745
		25,712,147
TOTAL TELECOMMUNICATION SERVICES		25,799,067
UTILITIES - 0.2%
Electric Utilities - 0.1%
Entergy Corp.	3,500	196,035
Exelon Corp.	5,700	189,753
PG&E Corp. (a)	6,800	189,992
		575,780
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	21,200	210,516
TOTAL UTILITIES		786,296
TOTAL COMMON STOCKS (Cost $340,125,417)		376,640,288
Convertible Preferred Stocks - 0.1%

UTILITIES - 0.1%
Electric Utilities - 0.1%
TXU Corp. 8.75%	5,400	255,825
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $228,744)		255,825
Convertible Bonds - 0.2%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 3.375% 10/15/33	$ 350,000	$ 386,106
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	250,000	404,275
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. 4.5% 8/15/05	180,000	178,330
TOTAL CONVERTIBLE BONDS (Cost $931,800)		968,711
U.S. Treasury Obligations - 0.9%

U.S. Treasury Notes:
4.25% 8/15/13	1,660,000	1,620,446
4.25% 11/15/13	1,650,000	1,605,978
4.75% 5/15/14	600,000	606,258
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,819,486)		3,832,682
Money Market Funds - 13.1%
	Shares
Fidelity Cash Central Fund, 1.16% (b)	52,441,234	52,441,234
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	6,080,450	6,080,450
TOTAL MONEY MARKET FUNDS (Cost $58,521,684)		58,521,684
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $403,627,131)		440,219,190
NET OTHER ASSETS - 1.2%		5,554,098
NET ASSETS - 100%		$ 445,773,288
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $111,015 or 0.0% of net assets.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.1%
Canada	4.4%
Bermuda	2.8%
United Kingdom	2.1%
Mexico	1.6%
Switzerland	1.3%
Korea (South)	1.1%
Others (individually less than 1%)	4.6%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $334,576,091 and $158,098,807, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,263 for the period.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,083,456) (cost $403,627,131) - See accompanying schedule		$ 440,219,190
Foreign currency held at value (cost $ 879,961)		870,393
Receivable for investments sold		9,536,241
Receivable for fund shares sold		12,426,115
Dividends receivable		156,756
Interest receivable		109,196
Prepaid expenses		7,895
Other receivables		43,075
Total assets		463,368,861

Liabilities
Payable for investments purchased	$ 10,670,799
Payable for fund shares redeemed	323,557
Accrued management fee	194,667
Distribution fees payable	198,430
Other affiliated payables	92,591
Other payables and accrued expenses	35,079
Collateral on securities loaned, at value	6,080,450
Total liabilities		17,595,573

Net Assets		$ 445,773,288
Net Assets consist of:
Paid in capital		$ 409,681,872
Accumulated net investment loss		(1,780,078)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,288,904
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		36,582,590
Net Assets		$ 445,773,288

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($88,695,736 ÷ 6,979,117 shares)	$ 12.71

Maximum offering price per share (100/94.25 of $12.71)	$ 13.49
Class T: Net Asset Value and redemption price per share ($137,206,923 ÷ 10,811,061 shares)	$ 12.69

Maximum offering price per share (100/96.50 of $12.69)	$ 13.15
Class B: Net Asset Value and offering price per share ($58,034,443 ÷ 4,593,713 shares) A	$ 12.63

Class C: Net Asset Value and offering price per share ($110,542,950 ÷ 8,751,295 shares) A	$ 12.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($51,293,236 ÷ 4,026,109 shares)	$ 12.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 771,344
Interest		247,866
Security lending		19,622
Total income		1,038,832

Expenses
Management fee	$ 898,124
Transfer agent fees	397,062
Distribution fees	923,418
Accounting and security lending fees	64,862
Non-interested trustees' compensation	623
Custodian fees and expenses	46,755
Registration fees	117,349
Audit	12,871
Legal	4,764
Miscellaneous	226
Total expenses before reductions	2,466,054
Expense reductions	(78,742)	2,387,312
Net investment income (loss)		(1,348,480)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,553,255
Foreign currency transactions	(37,052)
Total net realized gain (loss)		1,516,203
Change in net unrealized appreciation (depreciation) on: Investment securities	21,441,512
Assets and liabilities in foreign currencies	(9,544)
Total change in net unrealized appreciation (depreciation)		21,431,968
Net gain (loss)		22,948,171
Net increase (decrease) in net assets resulting from operations		$ 21,599,691

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	For the period July 31, 2003 (commencement of operations) to December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,348,480)	$ (451,550)
Net realized gain (loss)	1,516,203	414,114
Change in net unrealized appreciation (depreciation)	21,431,968	15,150,622
Net increase (decrease) in net assets resulting from operations	21,599,691	15,113,186
Distributions to shareholders from net investment income	(206,475)	(334,230)
Distributions to shareholders from net realized gain	-	(80,756)
Total distributions	(206,475)	(414,986)
Share transactions - net increase (decrease)	226,370,519	183,311,353
Total increase (decrease) in net assets	247,763,735	198,009,553

Net Assets
Beginning of period	198,009,553	-
End of period (including accumulated net investment loss of $1,780,078 and accumulated net investment loss of $225,138, respectively)	$ 445,773,288	$ 198,009,553

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04)
Net realized and unrealized gain (loss)	.96	1.87
Total from investment operations	.93	1.83
Distributions from net investment income	(.01)	(.03)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.04)
Net asset value, end of period	$ 12.71	$ 11.79
Total Return B, C, D	7.89%	18.23%
Ratios to Average Net Assets G
Expenses before expense reductions	1.26% A	1.39% A
Expenses net of voluntary waivers, if any	1.26% A	1.39% A
Expenses net of all reductions	1.21% A	1.28% A
Net investment income (loss)	(.54)% A	(.81)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,696	$ 37,296
Portfolio turnover rate	115% A	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)
Net realized and unrealized gain (loss)	.97	1.86
Total from investment operations	.92	1.81
Distributions from net investment income	(.01)	(.02)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.03)
Net asset value, end of period	$ 12.69	$ 11.78
Total Return B, C, D	7.81%	18.08%
Ratios to Average Net Assets G
Expenses before expense reductions	1.48% A	1.62% A
Expenses net of voluntary waivers, if any	1.48% A	1.62% A
Expenses net of all reductions	1.43% A	1.51% A
Net investment income (loss)	(.76)% A	(1.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,207	$ 61,997
Portfolio turnover rate	115% A	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.07)
Net realized and unrealized gain (loss)	.96	1.85
Total from investment operations	.88	1.78
Distributions from net investment income	(.01)	(.01)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.02)
Net asset value, end of period	$ 12.63	$ 11.76
Total Return B, C, D	7.49%	17.75%
Ratios to Average Net Assets G
Expenses before expense reductions	2.05% A	2.19% A
Expenses net of voluntary waivers, if any	2.05% A	2.19% A
Expenses net of all reductions	2.00% A	2.08% A
Net investment income (loss)	(1.34)% A	(1.61)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,034	$ 26,936
Portfolio turnover rate	115% A	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.07)
Net realized and unrealized gain (loss)	.96	1.85
Total from investment operations	.88	1.78
Distributions from net investment income	(.01)	(.01)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.02)
Net asset value, end of period	$ 12.63	$ 11.76
Total Return B, C, D	7.49%	17.77%
Ratios to Average Net Assets G
Expenses before expense reductions	1.98% A	2.14% A
Expenses net of voluntary waivers, if any	1.98% A	2.14% A
Expenses net of all reductions	1.93% A	2.03% A
Net investment income (loss)	(1.27)% A	(1.55)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110,543	$ 48,669
Portfolio turnover rate	115% A	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.02)
Net realized and unrealized gain (loss)	.97	1.86
Total from investment operations	.96	1.84
Distributions from net investment income	(.01)	(.04)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.05)
Net asset value, end of period	$ 12.74	$ 11.79
Total Return B, C	8.15%	18.31%
Ratios to Average Net Assets F
Expenses before expense reductions	.89% A	1.07% A
Expenses net of voluntary waivers, if any	.89% A	1.07% A
Expenses net of all reductions	.84% A	.96% A
Net investment income (loss)	(.18)% A	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,293	$ 23,112
Portfolio turnover rate	115% A	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 31, 2003 (commencement of operations) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor New Insights Fund (the fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 43,847,050
Unrealized depreciation	(7,777,739)
Net unrealized appreciation (depreciation)	$ 36,069,311
Cost for federal income tax purposes	$ 404,149,879

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 71,555	$ 53
Class T	.25%	.25%	243,874	33,240
Class B	.75%	.25%	212,015	159,106
Class C	.75%	.25%	395,974	340,283
			$ 923,418	$ 532,682

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 154,297
Class T	49,389
Class B*	27,215
Class C*	11,585
$ 242,486

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 79,696.28
Class T	119,920.25
Class B	69,049.32
Class C	99,980.25
Institutional Class	28,417.16
	$ 397,062

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $219,599 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $77,986 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $756.

8. Other Information.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of 28% of the total outstanding shares of the fund.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2004	For the period July 31, 2003 (commencement of operations) to December 31, 2003
From net investment income
Class A	$ 37,579	$ 86,217
Class T	64,123	115,237
Class B	28,149	22,248
Class C	52,499	48,917
Institutional Class	24,125	61,611
Total	$ 206,475	$ 334,230
From net realized gain
Class A	$ -	$ 15,396
Class T	-	25,052
Class B	-	11,124
Class C	-	20,382
Institutional Class	-	8,802
Total	$ -	$ 80,756

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2004	For the period July 31, 2003 (commencement of operations) to December 31, 2003	Six months ended June 30, 2004	For the period July 31, 2003 (commencement of operations) to December 31, 2003
Class A
Shares sold	4,263,283	3,325,916	$ 52,803,173	$ 36,472,035
Reinvestment of distributions	2,600	7,212	31,808	83,877
Shares redeemed	(449,971)	(169,923)	(5,516,590)	(1,927,043)
Net increase (decrease)	3,815,912	3,163,205	$ 47,318,391	$ 34,628,869
Class T
Shares sold	5,923,972	5,440,874	$ 72,990,403	$ 59,499,322
Reinvestment of distributions	4,793	11,278	58,625	131,049
Shares redeemed	(379,073)	(190,783)	(4,629,523)	(2,152,963)
Net increase (decrease)	5,549,692	5,261,369	$ 68,419,505	$ 57,477,408
Class B
Shares sold	2,424,804	2,417,898	$ 29,817,868	$ 26,564,025
Reinvestment of distributions	1,577	1,921	19,259	22,287
Shares redeemed	(122,311)	(130,176)	(1,502,225)	(1,477,650)
Net increase (decrease)	2,304,070	2,289,643	$ 28,334,902	$ 25,108,662
Class C
Shares sold	4,846,130	4,280,867	$ 59,475,824	$ 46,868,653
Reinvestment of distributions	2,872	3,932	35,038	45,610
Shares redeemed	(236,763)	(145,743)	(2,897,072)	(1,655,531)
Net increase (decrease)	4,612,239	4,139,056	$ 56,613,790	$ 45,258,732
Institutional Class
Shares sold	2,109,429	2,064,833	$ 26,217,352	$ 22,042,780
Reinvestment of distributions	912	2,785	11,178	32,385
Shares redeemed	(43,961)	(107,889)	(544,599)	(1,237,483)
Net increase (decrease)	2,066,380	1,959,729	$ 25,683,931	$ 20,837,682

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ANIFI-USAN-0804
1.803544.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 12, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 12, 2004